                                                      Registration No. 333-31725

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549




                         POST-EFFECTIVE AMENDMENT NO. 3
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                               -------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                              (EXACT NAME OF TRUST)



                               -------------------


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -------------------



This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus.

It is proposed that this filing will become effective (check appropriate box).

[  ]        immediately upon filing pursuant to paragraph (b) of Rule 485

[  ]        on (date) pursuant to paragraph (b) of Rule 485

[X ]        60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ]        on (date) pursuant to paragraph (a)(1) of Rule 485

[  ]        This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies



================================================================================


                                    1 of 97

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2
N-8B-2 ITEM                                     CAPTION IN PROSPECTUS

 1.........................................Nationwide Life Insurance Company
                                           The Variable Account
 2.........................................Nationwide Life Insurance Company
 3.........................................Custodian of Assets
 4.........................................Distribution of The Policies
 5.........................................The Variable Account
 6.........................................Not Applicable
 7.........................................Not Applicable
 8.........................................Not Applicable
 9.........................................Legal Proceedings
10.........................................Information About The Policies; How
                                           The Cash Value Varies; Right to
                                           Exchange for a Fixed Benefit Policy;
                                           Reinstatement; Other Policy
                                           Provisions
11.........................................Investments of The Variable
                                           Account
12.........................................The Variable Account
13.........................................Policy Charges
                                           Reinstatement
14.........................................Underwriting and Issuance -
                                           Premium Payments
                                           Minimum Requirements for
                                           Issuance of a Policy
15.........................................Investments of the Variable
                                           Account; Premium Payments
16.........................................Underwriting and Issuance -
                                           Allocation of Cash Value
17.........................................Surrendering The Policy for Cash
18.........................................Reinvestment
19.........................................Not Applicable
20.........................................Not Applicable
21.........................................Policy Loans
22.........................................Not Applicable
23.........................................Not Applicable
24.........................................Not Applicable
25.........................................Nationwide Life Insurance Company
26.........................................Not Applicable
27.........................................Nationwide Life Insurance Company
28.........................................Company Management
29.........................................Company Management
30.........................................Not Applicable
31.........................................Not Applicable
32.........................................Not Applicable
33.........................................Not Applicable
34.........................................Not Applicable
35.........................................Nationwide Life Insurance Company
36.........................................Not Applicable
37.........................................Not Applicable
38.........................................Distribution of The Policies
39.........................................Distribution of The Policies
40.........................................Not Applicable
41(a)......................................Distribution of The Policies
42.........................................Not Applicable
43.........................................Not Applicable


                                    2 of 97

N-8B-2 ITEM                                CAPTION IN PROSPECTUS

44.........................................How The Cash Value Varies
45.........................................Not Applicable
46.........................................How The Cash Value Varies
47.........................................Not Applicable
48.........................................Custodian of Assets
49.........................................Not Applicable
50.........................................Not Applicable
51.........................................Summary of The Policies;
                                           Information About The Policies
52.........................................Substitution of Securities
53.........................................Taxation of The Company
54.........................................Not Applicable
55.........................................Not Applicable
56.........................................Not Applicable
57.........................................Not Applicable
58.........................................Not Applicable
59.........................................Financial Statements


                             3 of 97

                        NATIONWIDE LIFE INSURANCE COMPANY
           Flexible Premium Variable Universal Life Insurance Policies

     Issued by Nationwide Life Insurance Company through its Nationwide VLI
                               Separate Account-4

               The date of this prospectus is _____________, 1999


--------------------------------------------------------------------------------
This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
  -   American Century VP Income & Growth
  -   American Century VP International
  -   American Century VP Value
DREYFUS
  -   The Dreyfus Socially Responsible Growth Fund, Inc.
  -   Dreyfus Stock Index Fund
  - Dreyfus Variable Investment Fund - Capital Appreciation Portfolio FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  -   VIP Equity-Income Portfolio: Service Class
  -   VIP Growth Portfolio: Service Class
  -   VIP High Income Portfolio: Service Class*
  -   VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  -   VIP II Contrafund Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
  -   VIP III Growth Opportunities Portfolio: Service Class

MORGAN STANLEY
  - Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio
  - Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
  -   Capital Appreciation Fund
  -   Total Return Fund
  -   Government Bond Fund
  -   Money Market Fund
  -   Nationwide Balanced Fund
  -   Nationwide Equity Income Fund
  -   Nationwide Global Equity Fund
  -   Nationwide High Income Bond Fund
  -   Nationwide Multi Sector Bond Fund
  -   Nationwide Select Advisers Mid Cap Fund
  -   Nationwide Small Cap Value Fund
  -   Nationwide Small Company Fund
  -   Nationwide Strategic Growth Fund
  -   Nationwide Strategic Value Fund

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
  -   AMT Guardian Portfolio
  -   AMT Mid-Cap Growth Portfolio
  -   AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
  -   Oppenheimer Aggressive Growth Fund
  -   Oppenheimer Growth Fund
  -   Oppenheimer Growth & Income Fund

VAN ECK WORLDWIDE INSURANCE TRUST
  -   Worldwide Emerging Markets Fund
  -   Worldwide Hard Assets Fund

WARBURG PINCUS TRUST
  -   Growth & Income Portfolio
  -   International Equity Portfolio
  -   Post-Venture Capital Portfolio.

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.


To obtain copies of any underlying mutual fund prospectus, please call:

          1-800-547-7548
TDD       1-800-238-3035


or write:

          NATIONWIDE LIFE INSURANCE COMPANY
          P.O. BOX 182150
          COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at: www.sec.gov.

Information about this and other Best of America Products can be found on the world-wide web at: www.bestofamerica.com.

This policy is NOT:
       -   a bank deposit;
       -   endorsed by a bank or government agency;
       -   federally insured; or
       -   available in every state.

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies. They provide flexibility with the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account -4 (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing of money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force during the first three years so long as the minimum premium requirement has been met.

BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION
- REFER TO YOUR POLICY FOR SPECIFIC BENEFIT INFORMATION.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

SEC GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

MINIMUM REQUIRED DEATH BENEFIT- Is the lowest death benefit which will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

NATIONWIDE - Nationwide Life Insurance Company.

NET AMOUNT AT RISK- Net amount at risk is the death benefit minus the cash value. On a monthly anniversary day, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

VALUATION DATE - Each day the New York Stock Exchange and Nationwide's home office are open for business.

VALUATION PERIOD- A period commencing with the close of business on the New York Stock Exchange and ending at the close of business for the next valuation date (usually a period from the end of one business day to the next).

VARIABLE ACCOUNT- Nationwide VLI Separate Account -4, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................................3

SUMMARY OF POLICY EXPENSES....................................................6
      Policy Deductions and Charges

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................................6

SYNOPSIS OF THE POLICIES......................................................8
     Cash Surrender Value
     Premiums
     Taxation
     Nonparticipating Policies
     Riders
     Ten Day Free Look

NATIONWIDE LIFE INSURANCE COMPANY.............................................9

NATIONWIDE ADVISORY SERVICES, INC.............................................9
      The Variable Account and Underlying Mutual Funds
      Changes of Investment Policy
      Voting Rights
      Substitution of Securities
      Material Conflicts
      The Fixed Account

INFORMATION ABOUT THE POLICIES................................................10
      Underwriting and Issuance
      Minimum Requirements for Issuance of a Policy
      Premium Payments
      Pricing

POLICY CHARGES................................................................12
      Deductions from Premiums - Sales Load
      Deductions from Premiums - Tax Expense Charge
      Deductions from Cash Value - Surrender Charges
      Deductions from Cash Value - Increases in Specified Amount
      Reductions to Surrender Charges
      Deductions from Cash Value - Monthly Cost of Insurance
      Deductions from Cash Value - Monthly Administrative Charge
      Deductions from Cash Value - Mortality and Expense Risk Charge
      Income Tax
      Reduction of Charges

SURRENDERING THE POLICY FOR CASH..............................................16
      Cash Surrender Value
      Partial Surrenders
      Preferred Partial Surrenders
      Reduction of the Specified Amount
      Income Tax Withholding

VARIATION IN CASH VALUE.......................................................17
      Error in Age or Sex

POLICY PROVISIONS.............................................................17
      Policy owner
      Beneficiary
      Changes in Existing Insurance Coverage
      Specified Amount Increases
      Specified Amount Decreases

OPERATION OF THE POLICY.......................................................18
      Allocation of Net Premium and Cash Value
      How the Investment Experience is Determined
      Net Investment Factor
      Determining the Cash Value
      Transfers
      Right to Revoke

POLICY LOANS..................................................................20
      Taking a Policy Loan
      Effect on Investment Performance
      Interest
      Effect on Death Benefit and cash value
      Repayment
      Assignment

DEATH BENEFIT INFORMATION.....................................................22
      Calculation of the Death Benefit
      Changes in the Death Benefit Option
      Proceeds Payable on Death
      Incontestability
      Suicide
      Maturity Proceeds

EXCHANGE RIGHTS...............................................................24

GRACE PERIOD AND GUARANTEED POLICY CONTINUATION PERIOD........................24
      Grace Period
      Guaranteed Policy Continuation Period
      Reinstatement

TAX MATTERS...................................................................25
      Policy Proceeds
      Withholding
      Federal Estate and Generation-Skipping Transfer Taxes
      Non-Resident Aliens

      Taxation of Nationwide
      Tax Changes

LEGAL CONSIDERATIONS..........................................................28

YEAR 2000 COMPLIANCE ISSUES...................................................28

STATE REGULATION..............................................................29

REPORTS TO POLICY OWNERS......................................................29

ADVERTISING...................................................................29

LEGAL PROCEEDINGS.............................................................29

EXPERTS.......................................................................30

REGISTRATION STATEMENT........................................................30

LEGAL OPINIONS................................................................30

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............................31

APPENDIX B: ILLUSTRATION OF SURRENDER CHARGES.................................41

APPENDIX C: ILLUSTRATION OF CASH VALUES,
CASH SURRENDER VALUES, AND DEATH BENEFIT......................................43

APPENDIX D: DISTRIBUTION OF THE POLICIES......................................60

APPENDIX E: ADDITION INFORMATION ABOUT NATIONWIDE.............................61
      Directors of Nationwide
      Executive Officers of Nationwide


FINANCIAL STATEMENTS..........................................................65

SUMMARY OF POLICY EXPENSES

POLICY DEDUCTIONS AND CHARGES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks (see "Policy Charges").

Nationwide deducts a sales load and a tax expense charge from premium payments. The sales load is guaranteed never to exceed 2.5% of each premium payment. The tax expense charge is equal to 3.5% of each premium payment. It consists of a state premium tax rate of 2.25% and a federal tax rate of 1.25% (see "Deductions from Premiums - Sales Load" and "Deductions from Premiums - Tax Expenses").

Nationwide deducts the following charges from the cash value of the policy (see "Policy Charges"):

  -  monthly cost of insurance
  - monthly cost of any additional benefits provided by riders to the policy
  -  administrative expense charge
  -  mortality and expense risk charge.

For policies which are surrendered during the first nine policy years, Nationwide deducts a surrender charge (see "Deductions from Cash Value-Surrender Charges").


UNDERLYING MUTUAL FUND ANNUAL EXPENSES
(as a percentage of underlying mutual fund net assets, after expense reimbursement)

----------------------------------------------------------------------------------------------------------------------------
                                                               Management      Other          12b-1         Total Mutual
                                                                  Fees         Expenses       Fees         Fund Expenses
----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -
American Century VP Income & Growth                              0.70%          0.00%         0.00%            0.70%
----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -
American Century VP International                                1.50%          0.00%         0.00%            1.50%
----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -
American Century VP Value                                        1.00%          0.00%         0.00%            1.00%
----------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.               0.75%          0.01%         0.00%            0.76%
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                                   0.25%          0.03%         0.00%            0.28%
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -
Capital Appreciation Portfolio                                   0.75%          0.05%         0.00%            0.80%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class*            0.50%          0.05%         0.10%            0.65%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class*                   0.60%          0.07%         0.10%            0.77%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class*              0.59%          0.11%         0.10%            0.80%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class*                 0.75%          0.16%         0.10%           1.01 %
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service Class*            0.60%          0.08%         0.10%            0.78%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:
Service Class*                                                   0.60%          0.13%         0.10%            0.83%
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley DEAN WITTER Universal Funds, Inc. -
Emerging Markets Debt Portfolio                                  0.04%          1.26%         0.00%            1.30%
----------------------------------------------------------------------------------------------------------------------------
NSAT - Capital Appreciation Fund                                 0.60%          0.09%         0.00%            0.69%
----------------------------------------------------------------------------------------------------------------------------
NSAT - Government Bond Fund                                      0.50%          0.08%         0.00%            0.58%
----------------------------------------------------------------------------------------------------------------------------
NSAT - Money Market Fund                                         0.40%          0.08%         0.00%            0.48%
----------------------------------------------------------------------------------------------------------------------------
NSAT - Total Return Fund                                         0.60%          0.07%         0.00%            0.67%
----------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Balanced Fund                                  0.75%          0.15%         0.00%            0.90%
----------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Equity Income Fund                             0.80%          0.15%         0.00%            0.95%
----------------------------------------------------------------------------------------------------------------------------

                       UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                   Management    Other       12b-1       Total Mutual
                                                                      Fees      Expenses      Fees      Fund Expenses
---------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Global Equity Fund                                 1.00%        0.20%       0.00%         1.20%
---------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide High Income Bond Fund                              0.80%        0.15%       0.00%         0.95%
---------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Multi-Sector Bond Fund                             0.75%        0.15%       0.00%         0.90%
---------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Select Advisers Mid Cap Fund                       1.05%        0.15%       0.00%         1.20%
---------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Cap Value Fund                               0.90%        0.15%       0.00%         1.05%
---------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Company Fund                                 1.00%        0.11%       0.00%         1.11%
---------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Strategic Growth Fund                              0.90%        0.10%       0.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Strategic Value Fund                               0.90%        0.10%       0.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT - Guardian Portfolio                          0.60%        0.40%       0.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT - Mid-Cap Growth Portfolio                    0.60%        0.40%       0.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT - Partners Portfolio                          0.80%        0.06%       0.00%         0.86%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -
Oppenheimer Aggressive Growth Fund                                   0.71%        0.02%       0.00%         0.73%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -
Oppenheimer Growth Fund                                              0.73%        0.02%       0.00%         0.75%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -
Oppenheimer Growth & Income Fund                                     0.75%        0.08%       0.00%         0.83%
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -
Worldwide Emerging Markets Fund                                      0.80%        0.00%       0.00%         0.80%
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -
Worldwide Hard Assets Fund                                           1.00%        0.17%       0.00%         1.17%
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -
Morgan Stanley Real Estate Securities Portfolio                      1.00%        0.07%       0.00%         1.07%
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio                     0.65%        0.35%       0.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity Portfolio                1.00%        0.35%       0.00%         1.35%
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital Portfolio                1.07%        0.33%       0.00%         1.40%
---------------------------------------------------------------------------------------------------------------------------


         The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.


         Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                Management             Other               12b-1      Total Mutual
                                                                  Fees                Expenses             Fees       Fund Expenses
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class               0.50%                0.18%               0.00%        0.68%
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio: Service Class                      0.60%                0.19%               0.00%        0.79%
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio: Service Class                    0.75%                0.27%               0.00%        1.02%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Management          Other            12b-1        Total Mutual
                                                                       Fees            Expenses           Fees         Fund Expenses
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio: Service Class                     0.60%             0.21%           0.00%           0.81%
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth Opportunities Portfolio: Service Class          0.60%             0.24%           0.00%           0.84%
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley DEAN WITTER Universal Funds, Inc. -
Emerging Markets Debt Portfolio                                         0.80%             1.26%           0.00%           2.06%
------------------------------------------------------------------------------------------------------------------------------------

NSAT - Nationwide Balanced Fund                                         0.75%             4.15%           0.00%           4.90%
------------------------------------------------------------------------------------------------------------------------------------

NSAT - Nationwide Equity Income Fund                                    0.80%             4.83%           0.00%           5.63%
------------------------------------------------------------------------------------------------------------------------------------

NSAT - Nationwide Global Equity Fund                                    1.00%             1.84%           0.00%           2.84%
------------------------------------------------------------------------------------------------------------------------------------

NSAT - Nationwide High Income Bond Fund                                 0.80%             1.38%           0.00%           2.18%
------------------------------------------------------------------------------------------------------------------------------------

NSAT - Nationwide Multi-Sector Bond Fund                                0.75%             3.66%           0.00%           4.41%
------------------------------------------------------------------------------------------------------------------------------------

NSAT - Nationwide Select Advisers Mid Cap Fund                          1.05%             2.26%           0.00%           3.31%
------------------------------------------------------------------------------------------------------------------------------------

NSAT - Nationwide Small Cap Value Fund                                  0.90%             5.41%           0.00%           6.31%
------------------------------------------------------------------------------------------------------------------------------------

NSAT - Nationwide Strategic Growth Fund                                 0.90%             5.43%           0.00%           6.33%
------------------------------------------------------------------------------------------------------------------------------------

NSAT - Nationwide Strategic Value Fund                                  0.90%             4.64%           0.00%           5.54%
------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust -
Worldwide Emerging Markets Fund                                         1.00%             0.34%           0.00%           1.34%
------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust -
Worldwide Hard Assets Fund                                              1.00%             0.18%           0.00%           1.18%
------------------------------------------------------------------------------------------------------------------------------------

Warburg Pincus Trust - Growth & Income Fund                             0.75%             0.45%           0.00%           1.20%
------------------------------------------------------------------------------------------------------------------------------------

Warburg Pincus Trust - International Equity Portfolio                   1.00%             0.36%           0.00%           1.36%
------------------------------------------------------------------------------------------------------------------------------------

Warburg Pincus Trust - Post-Venture Capital Portfolio                   1.25%             0.33%           0.00%           1.58%
------------------------------------------------------------------------------------------------------------------------------------


SYNOPSIS OF THE POLICIES


The policy offered by this prospectus provide for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

Cash Surrender Value

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges. Nationwide will keep the policy in force during the guaranteed policy continuation period provided premium requirements are met (see "Grace Period and Guaranteed Policy Continuation Period" and "Underwriting and Issuance").

Premiums

The minimum initial premium for which a policy may be issued is equal to three times the initial minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least $50. Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

Taxation

The policies described in this prospectus meet the definition of "life insurance" under Section

7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

Nonparticipating Policies

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

Riders

A rider may be added to the policy (availability varies by state).

Riders currently include:
  -      Maturity Extension Endorsement;
  -      Spouse Rider;
  -      Child Rider;
  -      Waiver of Monthly Deductions Rider; Accidental Death Benefit Rider;
  -      Additional Protection Rider; and Change of Insured Rider.

TEN DAY FREE LOOK

Policy owners may return the policy for any reason within ten (10) days of receipt and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929. It is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Custodian of Assets

Nationwide serves as the custodian of the assets of the variable account.

Other Contracts Issued by Nationwide

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE ADVISORY SERVICES, INC.

The policies are distributed by Nationwide Advisory Services, Inc., Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account - 4 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on December 3, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

1) shares of a current underlying mutual fund option are no longer available for investment; or

2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. . The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New purchase payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

UNDERWRITING AND ISSUANCE

Minimum Requirements for Issuance of a Policy

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

-    the insured must be 80 or younger;

- Nationwide may require satisfactory evidence of insurability (including a medical exam);

-    a minimum specified amount of:
     $50,000 (non-preferred policies); $100,000 (non-preferred policies in Pennsylvania, New Jersey, Texas Alabama and New York); and $100,000 (preferred policies).

Premium Payments

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

- Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

- During the guaranteed policy continuation period, the total premium - payments, less any policy indebtedness and less any partial surrenders, must be greater than or equal to the sum of the minimum monthly premiums in order to guarantee the policy remain in force. (The minimum monthly premiums are shown in the policy data page.)

- Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

- Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy, may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

Nationwide will send scheduled premium payment reminder notices to policy owners according to the premium mode shown on the policy data page.

PRICING


Premiums will not be priced on the following nationally recognized holidays:

  -   New Year's Day                          -  Independence Day
  -   Martin Luther King, Jr. Day             -  Labor Day
  -   Presidents Day                          -  Thanksgiving
  -   Good Friday                             -  Christmas
  -   Memorial Day

POLICY CHARGES

Deductions from Premiums - Sales Load

Nationwide deducts a sales load from each premium payment received. It is guaranteed never to exceed 2.5% of each premium payment. Currently, for all policy years the sales load is 2.5% of premium paid up to the target premium. Once the target premium is reached, the load is reduced to 0.5% of each premium payment. The target premium is a premium level based upon a percentage of the guideline level premium. It is the level annual premium amount at which the sales load is reduced.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

Deductions from Premiums - Tax Expense Charge

Nationwide deducts a tax expense charge equal to 3.5% from each premium payment. This charge reimburses Nationwide for premium taxes imposed by various state and local jurisdictions and for federal taxes imposed under Section 848 of the Internal Revenue Code. This charge consists of two components:

(1)  a state premium tax rate of 2.25%; and

(2)  a federal tax rate of 1.25%.

There is no tax expense charge in Oregon. However, there is a charge for administrative expenses equal to 3.5% on both a current and guaranteed basis of all premium payments.

Nationwide expects to pay an average state premium tax rate of approximately 2.25% of premiums for all states (except Oregon). State tax rates can range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

The 1.25% federal tax component is designed to reimburse Nationwide for expenses incurred from federal taxes imposed under Section 848 of the Internal Revenue Code.

Nationwide does not expect to make a profit from these charges.

Deductions from Cash Value - Surrender Charges

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first nine years. The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount. The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see Appendix B for specific examples).

                                         INITIAL SPECIFIED AMOUNT $50,000-$99,999
        ----------------------------------------------------------------------------------------------

             Issue         Male           Female              Male                 Female
              Age       Non-Tobacco     Non-Tobacco         Standard              Standard
        ----------------------------------------------------------------------------------------------
               25        $7.773           $7.518              $8.369              $7.818
        ----------------------------------------------------------------------------------------------
               35        $8.817           $8.396              $9.811              $8.889
        ----------------------------------------------------------------------------------------------
               45       $12.185          $11.390             $13.884             $12.164
        ----------------------------------------------------------------------------------------------
               55       $15.628          $13.995             $18.410             $15.106
        ----------------------------------------------------------------------------------------------
               65       $22.274          $19.043             $26.559             $20.607
        ----------------------------------------------------------------------------------------------


                                         INITIAL SPECIFIED AMOUNT $100,000+
         --------------------------------------------------------------------------------------------

              Issue       Male             Female             Male                 Female
               Age     Non-Tobacco       Non-Tobacco        Standard              Standard
         --------------------------------------------------------------------------------------------
               25        $5.773           $5.518             $6.369                $5.818
         --------------------------------------------------------------------------------------------
               35        $6.817           $6.396             $7.811                $6.889
         --------------------------------------------------------------------------------------------
               45        $9.685           $8.890            $11.384                $9.664
         --------------------------------------------------------------------------------------------
               55       $13.128          $11.495            $15.910               $12.606
         --------------------------------------------------------------------------------------------
               65       $21.274          $18.043            $25.559               $19.607
         --------------------------------------------------------------------------------------------

The surrender charge is comprised of two components:

       -   an underwriting component; and
       -   sales component.

The underwriting component varies by issue age in the following manner:

                                                  $1,000 OF INITIAL SPECIFIED AMOUNT
                            ------------------------------------------------------------------------------
                                  Issue           Specified Amounts             Specified Amounts
                                   Age            less than $100,000            $100,000 or more
                            ------------------------------------------------------------------------------
                                   0-35                 $6.00                         $4.00
                            ------------------------------------------------------------------------------
                                  36-55                 $7.50                         $5.00
                            ------------------------------------------------------------------------------
                                  56-80                 $7.50                         $6.50
                            ------------------------------------------------------------------------------

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

          -    processing applications;

          -    conducting medical exams;

          -    determining insurability and the insured's underwriting class;
               and

          -    establishing policy records.

The remainder of the surrender charge which is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26 1/2% of the lesser of the SEC Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for some of the expenses incurred in the distribution of the policies.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

Deductions from Cash Value - Increases in Specified Amount

Policies surrendered during the first nine policy years following an increase in the specified amount will incur a surrender charge associated with the increase. This surrender charge is comprised of an underwriting component and sales component. The maximum initial surrender charge associated with the increase is based on the attained age at the time of the increase, the underwriting classification of the increase, sex, and the amount of the increase in specified amount. The actual initial surrender charge associated with the increase is based upon the maximum initial surrender charge and the premium received within one year of the increase in specified amount.

Increases that are caused by a change in death benefit option that do not change the net amount at risk are not subject to a surrender charge. The surrender charge associated with the increase for policy years following the increase is a percentage of the initial surrender charge.

The following table illustrates the maximum initial surrender charge per $1,000 of specified amount increase for policies increasing coverage on a standard basis.


--------------------------------------------------------------------------------
                    Male              Female           Male           Female
   Issue Age      Non-Tobacco        Non-Tobacco     Standard        Standard
--------------------------------------------------------------------------------
       25          $3.464             $3.311          $3.821           $3.491
--------------------------------------------------------------------------------
       35           4.090              3.837           4.686            4.133
--------------------------------------------------------------------------------
       45           5.811              5.334           6.830            5.798
--------------------------------------------------------------------------------
       55           7.877              6.897           9.546            7.563
--------------------------------------------------------------------------------
       65          12.764             10.826          15.335           11.764
--------------------------------------------------------------------------------

Deductions from Cash Value - Reduction in Specified Amount

Decreases in specified amount, requested by a policy owner, will incur a proportional surrender charge. This proportion is equal to the decrease in specified amount divided by the specified amount prior to the decrease. In the case of a policy with prior increases, these fractional surrender charges will be calculated separately for the initial specified amount and each increase in specified amount. For a policy with prior increases in specified amounts, these decreases will be made on a last in first out ("LIFO") basis and therefore decrease each segment in reverse order of its effective date.

Decreases in specified amount resulting from a partial surrender or a death benefit option change that do not change the net amount risk will not incur a proportional surrender charge.

Reductions to Surrender Charges

Surrender charges are reduced in subsequent policy years as follows:

----------------------------------------------------------------------------
        Completed                 Surrender Charge as a % of
      Policy Years                  Initial Surrender Charges
----------------------------------------------------------------------------
            0                                  100%
----------------------------------------------------------------------------
            1                                  100%
----------------------------------------------------------------------------
            2                                   90%
----------------------------------------------------------------------------
            3                                   80%
----------------------------------------------------------------------------
            4                                   70%
----------------------------------------------------------------------------
            5                                   60%
----------------------------------------------------------------------------
            6                                   50%
----------------------------------------------------------------------------
            7                                   40%
----------------------------------------------------------------------------
            8                                   30%
----------------------------------------------------------------------------
           9+                                   0%
----------------------------------------------------------------------------

The renewal surrender charge is reduced by any partial surrender charge actually paid on previous decreases in specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix
B).

Deductions from Cash Value - Monthly Cost of Insurance

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If Death Benefit Option 1 or Option 3 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioners Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts $100,000 or more are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

Mortality tables are unisex for:

-    policies issued in the State of Montana

- group or sponsored arrangements (including employees of Nationwide and their family members)

- special exchange programs which Nationwide may make available from time to time

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "Non Medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a Non Medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

Deductions from Cash Value - Monthly Administrative Charge

Nationwide deducts an administrative expense charge proportionately to the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $10 per month in the first year, $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $10 per month in the first year and $7.50 per month in renewal years

Deductions from Cash Value - Mortality and Expense Risk Charge

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies which lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a monthly basis. Mortality and expense risk deductions will be charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. The charge is equivalent to an annual effective rate of 0.60% of the first $25,000 of cash value attributable to the variable account, 0.30% of the next $225,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000.

These charges are all guaranteed. Nationwide may realize a profit from these charges.

Income Tax

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide, (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:


-    the number of insureds;

-    the total premium expected to be paid;

-    total assets under management for the policy owner;

-    the nature of the relationship among individual insureds;

-    the purpose for which the policies are being purchased;

-    the expected persistency of individual policies;

- and any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.


SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

1)   the minimum partial surrender is $200;

2) partial surrenders may not reduce the specified amount below the minimum specified amount;

3) during the first ten policy years, the maximum amount of a partial surrender cannot exceed 10% of cash surrender value as of the beginning of the policy year;

4) after the completion of ten policy years, the maximum amount of a partial surrender is the cash surrender value less the greater of $500 or three monthly deductions; and

5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

(1)  the surrender occurs before the 15th policy anniversary; and

(2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender.) The reduction to the specified amount will be made in the following order:

(1)  against the most recent increase in the specified amount;

(2) against the next most recent increases in the specified amount in succession; and

(3)  against the specified amount under the original application.

Nationwide reserves the right to deduct a fee from the partial surrender amount. The maximum fee is $25.00. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

(1)  the value each year of the life insurance protection provided;

(2)  an amount equal to any employer-paid premiums; or

(4) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date plus any net premium applied since the previous valuation date, minus any partial surrenders plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

Error in Age or Sex

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

POLICY PROVISIONS

Policy Owner

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the Insured and names no contingent policy owner, and dies before the Insured, the policy owner's rights in this policy belong to the policy owner's estate.

Beneficiary

The Beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new Beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

Changes in Existing Insurance Coverage

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

     1.    the request must be applied for in writing;
     2.    satisfactory evidence of insurability must be provided;
     3.    the increase must be for a minimum of $10,000;
     4. the cash surrender value is sufficient to continue the policy in force for at least 3 months; and
     5.    age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease shall reduce insurance in the following order:

1.   against insurance provided by the most recent increase;
2.   against the next most recent increases successively; and
3.   against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

1.   reduce the specified amount to less than the minimum specified amount; or
2.   disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums are allocated to the NSAT-Money Market Fund or the fixed account during the Ten Day Free Look period (only in certain states) for any premiums allocated to a sub-account on the application. At the expiration of the ten day free look period, shares of the underlying mutual funds specified by the policy owner are purchased at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) where:

(a)  is the net of:

     (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the "ex-dividend" date occurs during the current valuation period).

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Currently, Nationwide does not maintain a tax reserve with respect to the policies since income with respect to the underlying mutual funds is not taxable to Nationwide or the variable account. Nationwide reserves the right to adjust the calculation of the net investment factor to reflect a tax reserve should such income of other items become taxable to Nationwide. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer allocations without penalty or adjustment subject to the following conditions:

- Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year.

- Transfers made to the fixed account may not be made in the first policy year.

- Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of that portion of the cash value attributable to the fixed account as of the end of the previous policy year (subject to state restrictions). Policy owners who have entered into Dollar Cost Averaging agreements with Nationwide may transfer under the terms of that agreement.

- Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of cash value attributable to the sub-accounts as of the close of business of the prior valuation period.

- Nationwide reserves the right to refuse a transfer to the fixed account if the fixed account value is greater than or equal to 30% of the total policy value.

Transfer Requests

Nationwide will accept transfer requests in writing or in those states that allow, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine. Nationwide's failure to follow these procedures will result in its liability for fraudulent or unauthorized transfers. However, Nationwide will not be liable for following instructions it reasonably believed to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

- submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

- Nationwide will not restrict transfer rights unless Nationwide believes it necessary for the protection of all policy owners.

RIGHT TO REVOKE

Policy owners have a ten day "free look" to examine a policy. Policies may be returned for cancellation on the latest of ten (10) days after the policy is received; 45 days after the application was signed; or 10 days after Nationwide delivers a Notice of Right of Withdrawal. The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.


POLICY LOANS

Taking a Policy Loan

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to cash value attributable to both fixed and policy loan accounts, and 90% of the cash value of the variable account, less any surrender charges. Nationwide will not grant a loan for an amount less than $200. Should the death proceeds become payable, the policy be surrendered, or the policy mature while a loan is outstanding, the amount of policy indebtedness will be deducted in the following order: the death benefit, cash surrender value or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

Effect on Investment Performance

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

Interest

The annual effective loan interest rate charged on policy loans is 3.9%.

On a current basis, the cash value in the policy loan account is credited with an annual effective rate of 3% during policy years 1 through 10 and an annual effective rate of 3.9% during the 11th and subsequent policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion. However, the crediting rate is guaranteed never to be lower than 3% during policy years 1 through 10 and 3.65% during the 11th and subsequent policy years.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, and if the Guaranteed Policy Continuation Period is not in effect, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 months.

Effect on Death Benefit and Cash Value

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

Repayment

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment.
Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts or the fixed account. Policy owners may participate in this program if their policy value is at least $15,000. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Fidelity VIP High Income Portfolio; NSAT-Government Bond Fund; NSAT-Nationwide High Income Bond Fund; and the NSAT-Money Market Fund.

The minimum monthly transfer is $100. Transfers from the fixed account must be equal to 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

Calculation of the Death Benefit

At issue, the policy owner selects the specified amount and the death benefit option. At issue, the policy owner also irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) Guideline Premium/Cash Value Corridor Test; or
(2) the Cash Value Accumulation Test.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options.

OPTION 1: the death benefit will be the greater of the specified amount or Minimum Required Death Benefit. Under OPTION 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix C.

OPTION 2: the death benefit will be the greater of the specified amount plus the cash value as of the date of death, or Minimum Required Death Benefit and will vary directly with the investment performance.

OPTION 3: the death benefit is the greater of the Minimum Required Death Benefit or the sum of the specified amount on the date of death and accumulated premium account which consists of all premium payments accumulated to date of death less partial surrenders accumulated to date of death. The accumulations will be calculated based on the OPTION 3 interest rate shown on the policy data page. In no event will the accumulated premium account be less than zero or greater than the maximum accumulated premium account shown on the policy data page.

For any death benefit option, the calculation of the Minimum Required Death Benefit is shown on the policy data page. The Minimum Required Death Benefit is the lowest death benefit which will qualify the policy as life insurance under
Section 7702 of the Internal Revenue Code. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under Section 7702 of the Internal Revenue Code where the policy owner has selected Guideline Premium/Cash Value Corridor Test.

Changes in the Death Benefit Option

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

In order for any change in the death benefit option to become effective, the cash surrender value, after a change, must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option change. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under Section 7702 of the Internal Revenue Code where the policy owner has selected Guideline Premium/Cash Value Corridor Test.

Proceeds Payable on Death

The actual death proceeds payable on the Insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability", "Error in Age or Sex", and "Suicide").

Incontestability

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

Suicide

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and less any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date (if the policy is still in force). Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD AND GUARANTEED POLICY CONTINUATION PERIOD

Grace Period

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current monthly deduction, and the Guaranteed Policy continuation period is not in effect, a grace period will be allowed for the payment of a premium of at least four times the current monthly deduction. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. The grace period will end 61 days after the day the notice is mailed. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value.
If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.

Guaranteed Policy Continuation Period

This policy will not lapse during the guaranteed policy continuation period provided that on each monthly anniversary day (1) is greater than or equal to
(2) where:

     (1) is the sum of all premiums paid to date minus any indebtedness, and minus any partial surrenders; and

     (2) is the sum of minimum monthly premiums required since the policy date including the minimum monthly premium for the current monthly anniversary day.

The guaranteed policy continuation period is the lesser of 30 policy years or the number of policy years until the insured reaches attained age 65. For policies issued to ages greater than 55, the guaranteed policy continuation period is 10 policy years. This provision is subject to state insurance restrictions.

Reinstatement

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

2.   providing evidence of insurability satisfactory to Nationwide;

3. paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

1. the cash value at the end of the grace period; or

2. the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

Policy Proceeds

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the Death Proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the policies"). The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code. In addition to meeting the tests required under Section 7702,
Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.
A total surrender or cancellation of the policy by lapse or the maturity of the policy on its Maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy Indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

Withholding

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

Federal Estate and Generation-Skipping Transfer Taxes

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1998, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the lnsured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new Beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the Death Proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the Death Proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes,

Non-Resident Aliens

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the Death Proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO INSURANCE POLICIES. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVISE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISER.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999.

Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999. Nationwide has completed an inventory and assessment of all computer systems and has developed a plan to renovate or replace all applications that were identified as not Year 2000 compliant.

Nationwide has renovated all applications that required renovation. Testing of the renovated programs is in process, including running each application with the date moved forward to Year 2000. Nationwide expects to complete the testing of all renovated applications by the end of 1998. For applications being replaced, Nationwide anticipates all replacement systems to be in place and functioning by the end of 1998. Contingency plans are substantially completed which identify actions to be taken if Nationwide's renovation and replacement strategies fall behind schedule.

Nationwide has completed an inventory and assessment of all vendor products. As of the end of September 1998, 76% of vendor products had been tested and certified as Year 2000 compliant. Nationwide anticipates having all vendor products assessed and certified by the end of 1998. Any vendor products that cannot be certified as Year 2000 compliant will be replaced or eliminated.

In addition to resolving internal Year 2000 readiness issues, Nationwide is working with all business partners to assess Year 2000 issues associated with the exchange of electronic data. Nationwide has completed an inventory and assessment of all interfaces with business partners and is in the process of testing those interfaces. Nationwide has also initiated plans to survey producer business partners to ascertain their Year 2000 readiness.

Operating expenses in 1997 and in the first nine months of 1998 include approximately $32.7 million and $33.5 million, respectively, for technology projects, including costs related to Year 2000. In the fourth quarter of 1998, Nationwide anticipates spending approximately $8 million on technology projects, including Year 2000. At this time, no significant Year 2000 costs are anticipated in 1999. Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record, an annual statement showing the amount of the current death benefit, the cash value, cash surrender value, premiums paid, monthly charges deducted since the last report, and the amounts invested in the fixed account, each sub-account, and any policy indebtedness.

Policy owners will also be sent annual and semi-annual reports containing financial statements for the variable account as required by the Investment Company Act of 1940.

In addition, policy owners will receive statements of significant transactions, such as changes in specified amount, changes in death benefit option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in this lawsuit seeks to represent a national class of Nationwide policyholders and claims unspecified compensatory and punitive damages. On August 20, 1998, the Court in the Snyder case signed an order preliminarily approving a class for settlement purposes and scheduled a fairness hearing for December 17, 1998. The proposed settlement, if ultimately approved, is not expected to have a material adverse effect on the financial condition of Nationwide Life Insurance Company.

In April 1998, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in Ohio State Court similar to the Snyder lawsuit (David Mishler v. Nationwide Life Insurance Co.). These plaintiffs seek to represent a similar class, make similar allegations and seek unspecified compensatory and punitive damages.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, brought an action in a Texas federal court against Nationwide Life Insurance Company and the American Century Group as defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners who they claim were misled when purchasing these variable contracts. Plaintiffs alleged the purchasers were led to believe that the performance of an underlying mutual fund managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a public mutual fund, also managed by American Century. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide Life Insurance Company and American Century. The parties are presently engaged in discovery on the issue of whether the lawsuit should be certified as a class action. Plaintiffs filed their motion in support of class certification and Nationwide Life Insurance Company intends to file a response opposing class certification. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

LEGAL OPINIONS

Legal matters in connection with the policies described herein are being passed upon by Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

              -AMERICAN CENTURY VP INCOME & GROWTH

              Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.



              -AMERICAN CENTURY VP INTERNATIONAL

              Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

              -AMERICAN CENTURY VP VALUE

              Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

              Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers it's shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the portfolio.

               -CAPITAL APPRECIATION PORTFOLIO

               Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

               Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

              -VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS

              Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

              -VIP GROWTH PORTFOLIO:  SERVICE CLASS

              Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

              -VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS

              Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

               - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

               - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

              Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

              -VIP OVERSEAS PORTFOLIO:  SERVICE CLASS

              Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

              -VIP II CONTRAFUND PORTFOLIO:  SERVICE CLASS

              Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

              -VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS

              Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Morgan Stanley DEAN WITTER Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley DEAN WITTER Investment Management, Inc.

-EMERGING MARKETS DEBT PORTFOLIO

              Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.
              -CAPITAL APPRECIATION FUND

              Investment Objective: Long-term growth by primarily investing in a diversified portfolio of the common stock of companies which NAS determines have a better-than-average potential for sustained capital growth over the long term.

              -GOVERNMENT BOND FUND

              Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

              -MONEY MARKET FUND

              Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

              -TOTAL RETURN FUND

              Investment Objective: Capital growth by investing in common stocks of companies that NAS believes will have above-average earnings or otherwise provide investors with above-average potential for capital appreciation. To maximize this potential, NAS may also utilize from time to time, securities convertible into common stock, warrants and options to purchase such stocks.

SUB-ADVISED NATIONWIDE FUNDS

              -NATIONWIDE BALANCED FUND

              Subadviser:  Salomon Brothers Asset Management, Inc.

              Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

              -NATIONWIDE EQUITY INCOME FUND

              Subadviser:  Federated Investment Counseling

              Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

              -NATIONWIDE GLOBAL EQUITY FUND

              Subadviser:  J. P. Morgan Investment Management Inc.

              Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

              -NATIONWIDE HIGH INCOME BOND FUND

              Subadviser:  Federated Investment Counseling

              Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

              -NATIONWIDE MULTI SECTOR BOND FUND

              Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited

              Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The Subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

              -NATIONWIDE SELECT ADVISERS MID CAP FUND

              Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates

              Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion). Under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

              -NATIONWIDE SMALL CAP VALUE FUND

              Subadviser:  The Dreyfus Corporation

              Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

              -NATIONWIDE SMALL COMPANY FUND

              Subadvisers: The Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

              Investment Objective: Long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

              -NATIONWIDE STRATEGIC GROWTH FUND

              Subadviser:  Strong Capital Management Inc.

              Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

              -NATIONWIDE STRATEGIC VALUE FUND

              Subadviser: Strong Capital Management Inc./Schafer Capital Management Inc.

              Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER &  BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust ("N&B AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of N&B AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of N&B AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management

Incorporated ("N&B Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is N&B Management.

              -AMT GUARDIAN PORTFOLIO

              Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N&B Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

              -AMT MID-CAP GROWTH PORTFOLIO

              Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that N&B Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

              -AMT PARTNERS PORTFOLIO

              Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

              -OPPENHEIMER AGGRESSIVE GROWTH FUND (FORMERLY "OPPENHEIMER CAPITAL APPRECIATION FUND")

              Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

              -OPPENHEIMER GROWTH FUND

              Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

              -OPPENHEIMER GROWTH & INCOME FUND

              Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

              -WORLDWIDE EMERGING MARKETS FUND

              Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

              -WORLDWIDE HARD ASSETS FUND

              Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

              -MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

              Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

              -GROWTH & INCOME PORTFOLIO

              Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

              -INTERNATIONAL EQUITY PORTFOLIO

              Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

              -POST-VENTURE CAPITAL PORTFOLIO

              Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

APPENDIX B: ILLUSTRATION OF SURRENDER CHARGES


Example 1: A female non-tobacco, age 45, purchases a policy with a Specified Amount of $50,000 and a Scheduled Premium of $750. She now wishes to surrender the policy during the first policy year. By using the initial Surrender Charge table reproduced below, (also see "Surrender Charges") the total Surrender Charge per thousand multiplied by the Specified Amount expressed in thousands equals the total Surrender Charge of $569.50 ($11.390 x 50=569.50).

Example 2: A male non-tobacco, age 35, purchases a policy with a Specified Amount of $100,000 and a Scheduled Premium of $1100. He now wants to surrender the policy in the sixth policy year. The total initial Surrender Charge is calculated using the method illustrated above. (Surrender Charge per 1000 6.817 x 100=681.70 maximum initial Surrender Charge). Because the fifth policy year has been completed, the maximum initial Surrender Charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges.") In this case, $681.70 x 60%=$409.02. Maximum Surrender Charge per $1,000 of initial Specified Amount for policies which are issued on a standard basis.




Initial Specified Amount $50,000-$99,999
------------------------------------------------------------------------------------------------------------------------
                  ISSUE                     MALE                   FEMALE               MALE               FEMALE
                   AGE                   NON-TOBACCO             NON-TOBACCO          STANDARD            STANDARD
------------------------------------------------------------------------------------------------------------------------
                    25                    $7.773                  $7.518              $8.369             $7.818
------------------------------------------------------------------------------------------------------------------------
                    35                     8.817                   8.396               9.811              8.889
------------------------------------------------------------------------------------------------------------------------
                    45                    12.185                  11.390              13.884             12.164
------------------------------------------------------------------------------------------------------------------------
                    55                    15.628                  13.995              18.410             15.106
------------------------------------------------------------------------------------------------------------------------
                    65                    22.274                  19.043              26.559             20.607
------------------------------------------------------------------------------------------------------------------------

Initial Specified Amount $100,000+
------------------------------------------------------------------------------------------------------------------------
                  ISSUE                     MALE                   FEMALE               MALE               FEMALE
                   AGE                   NON-TOBACCO             NON-TOBACCO          STANDARD            STANDARD
------------------------------------------------------------------------------------------------------------------------
                    25                    $5.773                  $5.518              $6.369             $5.818
------------------------------------------------------------------------------------------------------------------------
                    35                     6.817                   6.396               7.811              6.889
------------------------------------------------------------------------------------------------------------------------
                    45                     9.685                   8.890              11.384              9.664
------------------------------------------------------------------------------------------------------------------------
                    55                    13.128                  11.495              15.910             12.606
------------------------------------------------------------------------------------------------------------------------
                    65                    21.274                  18.043              25.559             19.607
------------------------------------------------------------------------------------------------------------------------

Reductions to Surrender Charges.
------------------------------------------------------------------------------------------------------------------------------
                                           SURRENDER CHARGE                                             SURRENDER CHARGE
                COMPLETED                 AS A % OF INITIAL                COMPLETED                   AS A % OF INITIAL
               POLICY YEARS               SURRENDER CHARGES              POLICY YEARS                  SURRENDER CHARGES
------------------------------------------------------------------------------------------------------------------------------
                    0                            100%                          5                              60%
------------------------------------------------------------------------------------------------------------------------------
                    1                            100%                          6                              50%
------------------------------------------------------------------------------------------------------------------------------
                    2                            90%                           7                              40%
------------------------------------------------------------------------------------------------------------------------------
                    3                            80%                           8                              30%
------------------------------------------------------------------------------------------------------------------------------
                    4                            70%                          9+                               0%
------------------------------------------------------------------------------------------------------------------------------

The current Surrender Charges are the same for all states. However, in Pennsylvania the guaranteed maximum Surrender Charges are spread out over 14 years. The guaranteed maximum Surrender Charge in subsequent years in Pennsylvania is reduced in the following manner:




         COMPLETED           SURRENDER CHARGE         COMPLETED        SURRENDER CHARGE         COMPLETED        SURRENDER CHARGE
           POLICY           AS A % OF INITIAL          POLICY         AS A % OF INITIAL          POLICY          AS A % OF INITIAL
           YEARS            SURRENDER CHARGES           YEARS         SURRENDER CHARGES           YEARS          SURRENDER CHARGES
             0                     100%                   5                  60%                   10                   20%
             1                     100%                   6                  50%                   11                   15%
             2                     90%                    7                  40%                   12                   10%
             3                     80%                    8                  30%                   13                    5%
             4                     70%                    9                  25%                   14+                   0%



The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum Surrender Charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact the Home Office for an illustration.

Nationwide has no plans to change the current Surrender Charges.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS



The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy Indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the Specified Amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.95%. This effective rate is based on the average of the fund expenses for the preceding year for all underlying mutual fund options available under the policy as of March 13, 1998. Taking into account the underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.65%, 5.35% and 11.35%.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection, recovering taxes, providing for administrative expenses, and assuming mortality and expense risks. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The cash surrender values shown in the illustrations reflect the fact that Nationwide will deduct a surrender charge from the policy's cash value for any policy surrendered in full during the first nine policy years.

The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                 0% HYPOTHETICAL                                      6% HYPOTHETICAL
           GROSS INVESTMENT RETURN                                   GROSS INVESTMENT RETURN

             PREMIUMS
             PAID PLUS                         CASH                                     CASH
POLICY       INTEREST          CASH            SURR          DEATH          CASH        SURR          DEATH
YEAR         AT 5%             VALUE           VALUE         BENEFIT        VALUE       VALUE         BENEFIT
1            788              407              0             50,000         440         0            50,000
2            1,614            857              283           50,000         949         376          50,000
3            2,483            1,288            772           50,000         1,470       953          50,000
4            3,394            1,702            1,243         50,000         2,003       1,544        50,000
5            4,351            2,102            1,700         50,000         2,552       2,150        50,000
6            5,357            2,486            2,142         50,000         3,118       2,774        50,000
7            6,412            2,856            2,569         50,000         3,701       3,414        50,000
8            7,520            3,211            2,981         50,000         4,301       4,071        50,000
9            8,683            3,549            3,377         50,000         4,919       4,747        50,000
10           9,905            3,871            3,871         50,000         5,557       5,557        50,000
11           11,188           4,177            4,177         50,000         6,213       6,213        50,000
12           12,535           4,466            4,466         50,000         6,890       6,890        50,000
13           13,949           4,736            4,736         50,000         7,588       7,588        50,000
14           15,434           4,989            4,989         50,000         8,307       8,307        50,000
15           16,993           5,223            5,223         50,000         9,049       9,049        50,000
16           18,630           5,437            5,437         50,000         9,814       9,814        50,000
17           20,349           5,603            5,603         50,000         10,579      10,579       50,000
18           22,154           5,718            5,718         50,000         11,339      11,339       50,000
19           24,049           5,782            5,782         50,000         12,100      12,100       50,000
20           26,039           5,800            5,800         50,000         12,864      12,864       50,000
21           28,129           5,757            5,757         50,000         13,623      13,623       50,000
22           30,323           5,647            5,647         50,000         14,372      14,372       50,000
23           32,626           5,460            5,460         50,000         15,105      15,105       50,000
24           35,045           5,187            5,187         50,000         15,819      15,819       50,000
25           37,585           4,818            4,818         50,000         16,508      16,508       50,000
26           40,252           4,341            4,341         50,000         17,165      17,165       50,000
27           43,052           3,744            3,744         50,000         17,786      17,786       50,000
28           45,992           3,012            3,012         50,000         18,363      18,363       50,000
29           49,079           2,125            2,125         50,000         18,888      18,888       50,000
30           52,321           1,059            1,059         50,000         19,348      19,348       50,000

              12% HYPOTHETICAL
  GROSS INVESTMENT RETURN

                                  CASH
POLICY        CASH         SURR          DEATH
YEAR          VALUE        VALUE         BENEFIT
1             472          0             50,000
2             1,046        472           50,000
3             1,667        1,151         50,000
4             2,343        1,884         50,000
5             3,082        2,681         50,000
6             3,891        3,547         50,000
7             4,778        4,492         50,000
8             5,752        5,522         50,000
9             6,821        6,649         50,000
10            7,996        7,996         50,000
11            9,290        9,290         50,000
12            10,717       10,717        50,000
13            12,290       12,290        50,000
14            14,028       14,028        50,000
15            15,950       15,950        50,000
16            18,078       18,078        50,000
17            20,417       20,417        50,000
18            22,993       22,993        50,000
19            25,841       25,841        50,000
20            29,011       29,011        50,000
21            32,544       32,544        50,000
22            36,494       36,494        50,000
23            40,924       40,924        50,000
24            45,887       45,887        53,688
25            51,374       51,374        59,594
26            57,432       57,432        66,047
27            64,139       64,139        72,477
28            71,571       71,571        79,444
29            79,814       79,814        86,997
30            88,969       88,969        95,197
--------------------------------------------------------------------------------

1.     No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10.00 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    Unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                           0% HYPOTHETICAL                                              6% HYPOTHETICAL
                     GROSS INVESTMENT RETURN                                      GROSS INVESTMENT RETURN

                   PREMIUMS
                   PAID PLUS                          CASH                                     CASH
POLICY             INTEREST             CASH          SURR       DEATH           CASH          SURR         DEATH
YEAR               AT 5%                VALUE         VALUE      BENEFIT         VALUE         VALUE        BENEFIT
1                  1,575                356           0          50,000          387           0            50,000
2                  3,229                721           147        50,000          806           232          50,000
3                  4,965                1,064         548        50,000          1,228         711          50,000
4                  6,788                1,385         926        50,000          1,650         1,191        50,000
5                  8,703                1,680         1,278      50,000          2,071         1,669        50,000
6                  10,713               1,948         1,604      50,000          2,489         2,145        50,000
7                  12,824               2,185         1,898      50,000          2,899         2,613        50,000
8                  15,040               2,388         2,159      50,000          3,299         3,069        50,000
9                  17,367               2,552         2,380      50,000          3,681         3,509        50,000
10                 19,810               2,672         2,672      50,000          4,042         4,042        50,000
11                 22,376               2,745         2,745      50,000          4,377         4,377        50,000
12                 25,069               2,766         2,766      50,000          4,680         4,680        50,000
13                 27,898               2,732         2,732      50,000          4,947         4,947        50,000
14                 30,868               2,637         2,637      50,000          5,170         5,170        50,000
15                 33,986               2,473         2,473      50,000          5,339         5,339        50,000
16                 37,261               2,231         2,231      50,000          5,445         5,445        50,000
17                 40,699               1,901         1,901      50,000          5,474         5,474        50,000
18                 44,309               1,468         1,468      50,000          5,409         5,409        50,000
19                 48,099               915           915        50,000          5,230         5,230        50,000
20                 52,079               224           224        50,000          4,915         4,915        50,000
21                 56,258               (*)           (*)        (*)             4,440         4,440        50,000
22                 60,646               (*)           (*)        (*)             3,779         3,779        50,000
23                 65,253               (*)           (*)        (*)             2,899         2,899        50,000
24                 70,091               (*)           (*)        (*)             1,762         1,762        50,000
25                 75,170               (*)           (*)        (*)             314           314          50,000
26                 80,504               (*)           (*)        (*)             (*)           (*)          (*)
27                 86,104               (*)           (*)        (*)             (*)           (*)          (*)
28                 91,984               (*)           (*)        (*)             (*)           (*)          (*)
29                 98,158               (*)           (*)        (*)             (*)           (*)          (*)
30                 104,641              (*)           (*)        (*)             (*)           (*)          (*)



                    12% HYPOTHETICAL
                 GROSS INVESTMENT RETURN


                         CASH
POLICY         CASH            SURR           DEATH
YEAR           VALUE           VALUE          BENEFIT
1              418             0              50,000
2              895             321            50,000
3              1,406           889            50,000
4              1,951           1,492          50,000
5              2,534           2,133          50,000
6              3,157           2,813          50,000
7              3,820           3,533          50,000
8              4,525           4,296          50,000
9              5,272           5,100          50,000
10             6,064           6,064          50,000
11             6,902           6,902          50,000
12             7,789           7,789          50,000
13             8,730           8,730          50,000
14             9,730           9,730          50,000
15             10,789          10,789         50,000
16             11,913          11,913         50,000
17             13,106          13,106         50,000
18             14,370          14,370         50,000
19             15,710          15,710         50,000
20             17,133          17,133         50,000
21             18,649          18,649         50,000
22             20,274          20,274         50,000
23             22,026          22,026         50,000
24             23,928          23,928         50,000
25             26,007          26,007         50,000
26             28,301          28,301         50,000
27             30,855          30,855         50,000
28             33,726          33,726         50,000
29             36,995          36,995         50,000
30             40,779          40,779         50,000
--------------------------------------------------------------------------------

1.    no policy loans and no partial withdrawals have been made.

2. guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. guaranteed values reflect a 6% of premium charge on all premiums.

3. net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                  0% HYPOTHETICAL                                                                       6% HYPOTHETICAL

            GROSS INVESTMENT RETURN                                                         GROSS INVESTMENT RETURN

            PREMIUMS
            PAID PLUS                        CASH                                                CASH
POLICY      INTEREST         CASH            SURR         DEATH                      CASH        SURR          DEATH
YEAR        AT 5%            VALUE           VALUE        BENEFIT                    VALUE       VALUE          BENEFIT
1           788              405             0            50,405                     438         0             50,438
2           1,614            851             278          50,851                     943         369           50,943
3           2,483            1,277           760          51,277                     1,457       940           51,457
4           3,394            1,683           1,224        51,683                     1,980       1,521         51,980
5           4,351            2,073           1,671        52,073                     2,516       2,114         52,516
6           5,357            2,445           2,101        52,445                     3,064       2,720         53,064
7           6,412            2,800           2,513        52,800                     3,625       3,338         53,625
8           7,520            3,137           2,908        53,137                     4,198       3,968         54,198
9           8,683            3,456           3,284        53,456                     4,783       4,611         54,783
10          9,905            3,755           3,755        53,755                     5,380       5,380         55,380
11          11,188           4,035           4,035        54,035                     5,988       5,988         55,988
12          12,535           4,295           4,295        54,295                     6,608       6,608         56,608
13          13,949           4,534           4,534        54,534                     7,238       7,238         57,238
14          15,434           4,751           4,751        54,751                     7,879       7,879         57,879
15          16,993           4,945           4,945        54,945                     8,530       8,530         58,530
16          18,630           5,117           5,117        55,117                     9,189       9,189         59,189
17          20,349           5,234           5,234        55,234                     9,825       9,825         59,825
18          22,154           5,291           5,291        55,291                     10,431      10,431        60,431
19          24,049           5,290           5,290        55,290                     11,006      11,006        61,006
20          26,039           5,237           5,237        55,237                     11,554      11,554        61,554
21          28,129           5,116           5,116        55,116                     12,057      12,057        62,057
22          30,323           4,920           4,920        54,920                     12,505      12,505        62,505
23          32,626           4,641           4,641        54,641                     12,885      12,885        62,885
24          35,045           4,270           4,270        54,270                     13,185      13,185        63,185
25          37,585           3,799           3,799        53,799                     13,390      13,390        63,390
26          40,252           3,218           3,218        53,218                     13,487      13,487        63,487
27          43,052           2,520           2,520        52,520                     13,459      13,459        63,459
28          45,992           1,694           1,694        51,694                     13,289      13,289        63,289
29          49,079           729             729          50,729                     12,957      12,957        62,957
30          52,321           (*)             (*)          (*)                        12,438      12,438        62,438


               12% HYPOTHETICAL

         GROSS INVESTMENT RETURN


                         CASH
POLICY    CASH           SURR           DEATH
YEAR      VALUE          VALUE          BENEFIT
1         470            0              50,470
2         1,039          465            51,039
3         1,652          1,136          51,652
4         2,316          1,857          52,316
5         3,037          2,636          53,037
6         3,823          3,478          53,823
7         4,677          4,390          54,677
8         5,608          5,379          55,608
9         6,623          6,451          56,623
10        7,729          7,729          57,729
11        8,936          8,936          58,936
12        10,253         10,253         60,253
13        11,690         11,690         61,690
14        13,261         13,261         63,261
15        14,977         14,977         64,977
16        16,854         16,854         66,854
17        18,873         18,873         68,873
18        21,045         21,045         71,045
19        23,386         23,386         73,386
20        25,922         25,922         75,922
21        28,660         28,660         78,660
22        31,617         31,617         81,617
23        34,806         34,806         84,806
24        38,242         38,242         88,242
25        41,943         41,943         91,943
26        45,926         45,926         95,926
27        50,212         50,212         100,212
28        54,823         54,823         104,823
29        59,779         59,779         109,779
30        65,100         65,100         115,100
-------------------------------------------------------------------------------

1.     no policy loans and no partial withdrawals have been made.

2. current values reflect current cost of insurance charges and a monthly $10.00 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                 $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                           MALE: NON-TOBACCO: AGE 45
                               GUARANTEED VALUES

                          0% HYPOTHETICAL                                                      6% HYPOTHETICAL
                     GROSS INVESTMENT RETURN                                              GROSS INVESTMENT RETURN

            PREMIUMS
            PAID PLUS                       CASH                                                    CASH
POLICY      INTEREST          CASH          SURR         DEATH                      CASH            SURR            DEATH
YEAR        AT 5%             VALUE         VALUE        BENEFIT                    VALUE           VALUE            BENEFIT

1           788               353           0            50,353                     384             0               50,384
2           1,614             714           141          50,714                     799             225             50,799
3           2,483             1,051         535          51,051                     1,212           696             51,212
4           3,394             1,363         904          51,363                     1,623           1,164           51,623
5           4,351             1,647         1,245        51,647                     2,029           1,628           52,029
6           5,357             1,901         1,556        51,901                     2,427           2,083           52,427
7           6,412             2,121         1,834        52,121                     2,812           2,525           52,812
8           7,520             2,304         2,074        52,304                     3,179           2,949           53,179
9           8,683             2,443         2,271        52,443                     3,521           3,349           53,521
10          9,905             2,536         2,536        52,536                     3,832           3,832           53,832
11          11,188            2,578         2,578        52,578                     4,107           4,107           54,107
12          12,535            2,564         2,564        52,564                     4,338           4,338           54,338
13          13,949            2,492         2,492        52,492                     4,519           4,519           54,519
14          15,434            2,357         2,357        52,357                     4,642           4,642           54,642
15          16,993            2,150         2,150        52,150                     4,696           4,696           54,696
16          18,630            1,865         1,865        51,865                     4,669           4,669           54,669
17          20,349            1,493         1,493        51,493                     4,547           4,547           54,547
18          22,154            1,020         1,020        51,020                     4,311           4,311           54,311
19          24,049            435           435          50,435                     3,941           3,941           53,941
20          26,039            (*)           (*)          (*)                        3,418           3,418           53,418
21          28,129            (*)           (*)          (*)                        2,720           2,720           52,720
22          30,323            (*)           (*)          (*)                        1,827           1,827           51,827
23          32,626            (*)           (*)          (*)                        717             717             50,717
24          35,045            (*)           (*)          (*)                        (*)             (*)             (*)
25          37,585            (*)           (*)          (*)                        (*)             (*)             (*)
26          40,252            (*)           (*)          (*)                        (*)             (*)             (*)
27          43,052            (*)           (*)          (*)                        (*)             (*)             (*)
28          45,992            (*)           (*)          (*)                        (*)             (*)             (*)
29          49,079            (*)           (*)          (*)                        (*)             (*)             (*)
30          52,321            (*)           (*)          (*)                        (*)             (*)             (*)



                          12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN


                                   CASH
POLICY          CASH               SURR              DEATH
YEAR            VALUE              VALUE             BENEFIT

1               415                0                 50,415
2               887                313               50,887
3               1,388              872               51,388
4               1,920              1,461             51,920
5               2,483              2,081             52,483
6               3,077              2,733             53,077
7               3,702              3,415             53,702
8               4,357              4,127             54,357
9               5,037              4,865             55,037
10              5,742              5,742             55,742
11              6,468              6,468             56,468
12              7,213              7,213             57,213
13              7,975              7,975             57,975
14              8,750              8,750             58,750
15              9,529              9,529             59,529
16              10,304             10,304            60,304
17              11,065             11,065            61,065
18              11,796             11,796            61,796
19              12,478             12,478            62,478
20              13,092             13,092            63,092
21              13,616             13,616            63,616
22              14,028             14,028            64,028
23              14,304             14,304            64,304
24              14,413             14,413            64,413
25              14,316             14,316            64,316
26              13,960             13,960            63,960
27              13,282             13,282            63,282
28              12,201             12,201            62,201
29              10,631             10,631            60,631
30               8,477              8,477             58,477
-------------------------------------------------------------------------


1.     no policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                           MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                              0% HYPOTHETICAL                                                           6% HYPOTHETICAL
                         GROSS INVESTMENT RETURN                                                  GROSS INVESTMENT RETURN

             PREMIUMS
             PAID PLUS                         CASH                                                       CASH
POLICY       INTEREST         CASH             SURR           DEATH                      CASH             SURR           DEATH
YEAR         AT 5%            VALUE            VALUE          BENEFIT                    VALUE            VALUE           BENEFIT
1            1,575            592              0              50,000                     642              0              50,000
2            3,229            1,200            507            50,000                     1,340            647            50,000
3            4,965            1,784            1,160          50,000                     2,054            1,430          50,000
4            6,788            2,358            1,804          50,000                     2,800            2,245          50,000
5            8,703            2,923            2,438          50,000                     3,580            3,095          50,000
6            10,713           3,478            3,062          50,000                     4,397            3,981          50,000
7            12,824           4,023            3,676          50,000                     5,253            4,906          50,000
8            15,040           4,559            4,282          50,000                     6,150            5,873          50,000
9            17,367           5,085            4,878          50,000                     7,090            6,882          50,000
10           19,810           5,603            5,603          50,000                     8,077            8,077          50,000
11           22,376           6,111            6,111          50,000                     9,113            9,113          50,000
12           25,069           6,523            6,523          50,000                     10,120           10,120         50,000
13           27,898           6,852            6,852          50,000                     11,109           11,109         50,000
14           30,868           7,108            7,108          50,000                     12,092           12,092         50,000
15           33,986           7,283            7,283          50,000                     13,065           13,065         50,000
16           37,261           7,328            7,328          50,000                     13,987           13,987         50,000
17           40,699           7,242            7,242          50,000                     14,861           14,861         50,000
18           44,309           7,009            7,009          50,000                     15,678           15,678         50,000
19           48,099           6,626            6,626          50,000                     16,439           16,439         50,000
20           52,079           6,096            6,096          50,000                     17,152           17,152         50,000
21           56,258           5,386            5,386          50,000                     17,799           17,799         50,000
22           60,646           4,467            4,467          50,000                     18,365           18,365         50,000
23           65,253           3,303            3,303          50,000                     18,831           18,831         50,000
24           70,091           1,850            1,850          50,000                     19,178           19,178         50,000
25           75,170           56               56             50,000                     19,379           19,379         50,000
26           80,504           (*)              (*)            (*)                        19,415           19,415         50,000
27           86,104           (*)              (*)            (*)                        19,251           19,251         50,000
28           91,984           (*)              (*)            (*)                        18,846           18,846         50,000
29           98,158           (*)              (*)            (*)                        18,142           18,142         50,000
30           104,641          (*)              (*)            (*)                        17,059           17,059         50,000


                                  12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN

                                  CASH
POLICY         CASH               SURR               DEATH
YEAR           VALUE              VALUE              BENEFIT
1              693                0                  50,000
2              1,486              793                50,000
3              2,347              1,724              50,000
4              3,301              2,747              50,000
5              4,358              3,873              50,000
6              5,530              5,114              50,000
7              6,831              6,485              50,000
8              8,278              8,000              50,000
9              9,886              9,678              50,000
10             11,677             11,677             50,000
11             13,671             13,671             50,000
12             15,821             15,821             50,000
13             18,162             18,162             50,000
14             20,736             20,736             50,000
15             23,574             23,574             50,000
16             26,694             26,694             50,000
17             30,163             30,163             50,000
18             34,044             34,044             50,000
19             38,425             38,425             50,000
20             43,412             43,412             50,000
21             49,122             49,122             51,578
22             55,487             55,487             58,261
23             62,518             62,518             65,644
24             70,282             70,282             73,796
25             78,850             78,850             82,792
26             88,302             88,302             92,717
27             98,722             98,722             103,658
28             110,204            110,204            115,714
29             122,847            122,847            128,989
30             136,757            136,757            143,594
--------------------------------------------------------------------------------

1.     No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10.00 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                   0% HYPOTHETICAL                                                                 6% HYPOTHETICAL
              GROSS INVESTMENT RETURN                                                         GROSS INVESTMENT RETURN

              PREMIUMS
              PAID PLUS                          CASH                                                     CASH
POLICY        INTEREST         CASH              SURR         DEATH                      CASH             SURR            DEATH
YEAR          AT 5%            VALUE             VALUE        BENEFIT                    VALUE            VALUE           BENEFIT
1             1,575             470              0            50,000                     516              0               50,000
2             3,229             915              222          50,000                     1,038            345             50,000
3             4,965             1,303            680          50,000                     1,533            909             50,000
4             6,788             1,630            1,075        50,000                     1,993            1,439           50,000
5             8,703             1,887            1,402        50,000                     2,411            1,926           50,000
6             10,713            2,067            1,651        50,000                     2,776            2,360           50,000
7             12,824            2,162            1,815        50,000                     3,078            2,731           50,000
8             15,040            2,157            1,880        50,000                     3,299            3,021           50,000
9             17,367            2,040            1,832        50,000                     3,421            3,213           50,000
10            19,810            1,794            1,794        50,000                     3,425            3,425           50,000
11            22,376            1,404            1,404        50,000                     3,290            3,290           50,000
12            25,069            853              853          50,000                     2,993            2,993           50,000
13            27,898            124              124          50,000                     2,505            2,505           50,000
14            30,868            (*)              (*)          (*)                        1,793            1,793           50,000
15            33,986            (*)              (*)          (*)                        811              811             50,000
16            37,261            (*)              (*)          (*)                        (*)              (*)             (*)
17            40,699            (*)              (*)          (*)                        (*)              (*)             (*)
18            44,309            (*)              (*)          (*)                        (*)              (*)             (*)
19            48,099            (*)              (*)          (*)                        (*)              (*)             (*)
20            52,079            (*)              (*)          (*)                        (*)              (*)             (*)
21            56,258            (*)              (*)          (*)                        (*)              (*)             (*)
22            60,646            (*)              (*)          (*)                        (*)              (*)             (*)
23            65,253            (*)              (*)          (*)                        (*)              (*)             (*)
24            70,091            (*)              (*)          (*)                        (*)              (*)             (*)
25            75,170            (*)              (*)          (*)                        (*)              (*)             (*)
26            80,504            (*)              (*)          (*)                        (*)              (*)             (*)
27            86,104            (*)              (*)          (*)                        (*)              (*)             (*)
28            91,984            (*)              (*)          (*)                        (*)              (*)             (*)
29            98,158            (*)              (*)          (*)                        (*)              (*)             (*)
30            104,641           (*)              (*)          (*)                        (*)              (*)             (*)

                                  12% HYPOTHETICAL
                             GROSS INVESTMENT RETURN


                                    CASH
POLICY          CASH                SURR                 DEATH
YEAR            VALUE               VALUE                BENEFIT
1               563                 0                    50,000
2               1,167               474                  50,000
3               1,784               1,160                50,000
4               2,410               1,856                50,000
5               3,039               2,554                50,000
6               3,666               3,250                50,000
7               4,284               3,937                50,000
8               4,879               4,602                50,000
9               5,439               5,231                50,000
10              5,949               5,949                50,000
11              6,393               6,393                50,000
12              6,753               6,753                50,000
13              7,009               7,009                50,000
14              7,134               7,134                50,000
15              7,089               7,089                50,000
16              6,823               6,823                50,000
17              6,265               6,265                50,000
18              5,319               5,319                50,000
19              3,863               3,863                50,000
20              1,742               1,742                50,000
21              (*)                 (*)                  (*)
22              (*)                 (*)                  (*)
23              (*)                 (*)                  (*)
24              (*)                 (*)                  (*)
25              (*)                 (*)                  (*)
26              (*)                 (*)                  (*)
27              (*)                 (*)                  (*)
28              (*)                 (*)                  (*)
29              (*)                 (*)                  (*)
30              (*)                 (*)                  (*)
--------------------------------------------------------------------------------

1.     No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                           MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                                  0% HYPOTHETICAL.                                                 6% HYPOTHETICAL
                             GROSS INVESTMENT RETURN                                           GROSS INVESTMENT RETURN

             PREMIUMS
             PAID PLUS                           CASH                                                   CASH
POLICY       INTEREST           CASH             SURR              DEATH             CASH               SURR            DEATH
YEAR         AT 5%              VALUE            VALUE             BENEFIT           VALUE              VALUE           BENEFIT
1            1,575             585              0                 50,585            635                0               50,635
2            3,229             1,180            487               51,180            1,317              624             51,317
3            4,965             1,744            1,121             51,744            2,008              1,384           52,008
4            6,788             2,293            1,739             52,293            2,722              2,167           52,722
5            8,703             2,827            2,342             52,827            3,460              2,975           53,460
6            10,713            3,345            2,929             53,345            4,224              3,809           54,224
7            12,824            3,848            3,501             53,848            5,015              4,669           55,015
8            15,040            4,335            4,058             54,335            5,834              5,556           55,834
9            17,367            4,807            4,600             54,807            6,681              6,473           56,681
10           19,810            5,264            5,264             55,264            7,558              7,558           57,558
11           22,376            5,706            5,706             55,706            8,466              8,466           58,466
12           25,069            6,033            6,033             56,033            9,305              9,305           59,305
13           27,898            6,259            6,259             56,259            10,082             10,082          60,082
14           30,868            6,394            6,394             56,394            10,805             10,805          60,805
15           33,986            6,432            6,432             56,432            11,464             11,464          61,464
16           37,261            6,314            6,314             56,314            11,993             11,993          61,993
17           40,699            6,045            6,045             56,045            12,389             12,389          62,389
18           44,309            5,607            5,607             55,607            12,626             12,626          62,626
19           48,099            5,006            5,006             55,006            12,700             12,700          62,700
20           52,079            4,251            4,251             54,251            12,611             12,611          62,611
21           56,258            3,318            3,318             53,318            12,324             12,324          62,324
22           60,646            2,186            2,186             52,186            11,807             11,807          61,807
23           65,253            834              834               50,834            11,024             11,024          61,024
24           70,091            (*)              (*)               (*)               9,937              9,937           59,937
25           75,170            (*)              (*)               (*)               8,506              8,506           58,506
26           80,504            (*)              (*)               (*)               6,703              6,703           56,703
27           86,104            (*)              (*)               (*)               4,487              4,487           54,487
28           91,984            (*)              (*)               (*)               1,816              1,816           51,816
29           98,158            (*)              (*)               (*)               (*)                (*)             (*)
30           104,641           (*)              (*)               (*)               (*)                (*)             (*)



                                        12% HYPOTHETICAL
                                      GROSS INVESTMENT RETURN


                                          CASH
POLICY          CASH                      SURR                       DEATH
YEAR           VALUE                      VALUE                      BENEFIT
1              685                        0                          50,685
2              1,461                      768                        51,461
3              2,294                      1,671                      52,294
4              3,208                      2,653                      53,208
5              4,208                      3,723                      54,208
6              5,306                      4,890                      55,306
7              6,511                      6,164                      56,511
8              7,834                      7,557                      57,834
9              9,287                      9,079                      59,287
10             10,885                     10,885                     60,885
11             12,642                     12,642                     62,642
12             14,470                     14,470                     64,470
13             16,387                     16,387                     66,387
14             18,416                     18,416                     68,416
15             20,558                     20,558                     70,558
16             22,762                     22,762                     72,762
17             25,036                     25,036                     75,036
18             27,376                     27,376                     77,376
19             29,790                     29,790                     79,790
20             32,299                     32,299                     82,299
21             34,881                     34,881                     84,881
22             37,522                     37,522                     87,522
23             40,203                     40,203                     90,203
24             42,901                     42,901                     92,901
25             45,593                     45,593                     95,593
26             48,264                     48,264                     98,264
27             50,888                     50,888                     100,888
28             53,437                     53,437                     103,437
29             55,867                     55,867                     105,867
30             58,124                     58,124                     108,124
--------------------------------------------------------------------------------

1.     No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10.00 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                            0% HYPOTHETICAL                                                     6% HYPOTHETICAL
                         GROSS INVESTMENT RETURN                                            GROSS INVESTMENT RETURN

             PREMIUMS
             PAID PLUS                         CASH                                            CASH
POLICY       INTEREST          CASH            SURR         DEATH              CASH            SURR                   DEATH
YEAR         AT 5%             VALUE           VALUE        BENEFIT            VALUE           VALUE                  BENEFIT
1            1,575             461              0            50,461             507             0                     50,507
2            3,229             891              198          50,891             1,012           319                   51,012
3            4,965             1,258            634          51,258             1,480           856                   51,480
4            6,788             1,556            1,001        51,556             1,904           1,349                 51,904
5            8,703             1,777            1,292        51,777             2,272           1,787                 52,272
6            10,713            1,914            1,498        51,914             2,574           2,158                 52,574
7            12,824            1,959            1,612        51,959             2,796           2,450                 52,796
8            15,040            1,898            1,621        51,898             2,921           2,644                 52,921
9            17,367            1,720            1,512        51,720             2,929           2,721                 52,929
10           19,810            1,412            1,412        51,412             2,801           2,801                 52,801
11           22,376            962              962          50,962             2,517           2,517                 52,517
12           25,069            360              360          50,360             2,058           2,058                 52,058
13           27,898            (*)              (*)          (*)                1,402           1,402                 51,402
14           30,868            (*)              (*)          (*)                524             524                   50,524
15           33,986            (*)              (*)          (*)                (*)             (*)                   (*)
16           37,261            (*)              (*)          (*)                (*)             (*)                   (*)
17           40,699            (*)              (*)          (*)                (*)             (*)                   (*)
18           44,309            (*)              (*)          (*)                (*)             (*)                   (*)
19           48,099            (*)              (*)          (*)                (*)             (*)                   (*)
20           52,079            (*)              (*)          (*)                (*)             (*)                   (*)
21           56,258            (*)              (*)          (*)                (*)             (*)                   (*)
22           60,646            (*)              (*)          (*)                (*)             (*)                   (*)
23           65,253            (*)              (*)          (*)                (*)             (*)                   (*)
24           70,091            (*)              (*)          (*)                (*)             (*)                   (*)
25           75,170            (*)              (*)          (*)                (*)             (*)                   (*)
26           80,504            (*)              (*)          (*)                (*)             (*)                   (*)
27           86,104            (*)              (*)          (*)                (*)             (*)                   (*)
28           91,984            (*)              (*)          (*)                (*)             (*)                   (*)
29           98,158            (*)              (*)          (*)                (*)             (*)                   (*)
30           104,641           (*)              (*)          (*)                (*)             (*)                   (*)


                                12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN

                                   CASH
POLICY       CASH                  SURR                 DEATH
YEAR         VALUE                 VALUE                BENEFIT
1            553                   0                    50,553
2            1,138                 445                  51,138
3            1,724                 1,100                51,724
4            2,302                 1,748                52,302
5            2,865                 2,380                52,865
6            3,401                 2,985                53,401
7            3,898                 3,551                53,898
8            4,335                 4,058                54,335
9            4,694                 4,486                54,694
10           4,949                 4,949                54,949
11           5,077                 5,077                55,077
12           5,051                 5,051                55,051
13           4,842                 4,842                54,842
14           4,415                 4,415                54,415
15           3,725                 3,725                53,725
16           2,713                 2,713                52,713
17           1,308                 1,308                51,308
18           (*)                   (*)                  (*)
19           (*)                   (*)                  (*)
20           (*)                   (*)                  (*)
21           (*)                   (*)                  (*)
22           (*)                   (*)                  (*)
23           (*)                   (*)                  (*)
24           (*)                   (*)                  (*)
25           (*)                   (*)                  (*)
26           (*)                   (*)                  (*)
27           (*)                   (*)                  (*)
28           (*)                   (*)                  (*)
29           (*)                   (*)                  (*)
30           (*)                   (*)                  (*)
--------------------------------------------------------------------------------

1.     No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                                  0% HYPOTHETICAL                                                      6% HYPOTHETICAL
                               GROSS INVESTMENT RETURN                                                 GROSS INVESTMENT RETURN

             PREMIUMS
             PAID PLUS                             CASH                                                 CASH
POLICY       INTEREST          CASH                SURR              DEATH             CASH             SURR               DEATH
YEAR         AT 5%             VALUE               VALUE             BENEFIT           VALUE            VALUE              BENEFIT
1            1,575             934                 37                100,000           1,003            106               100,000
2            3,229             1,904               1,006             100,000           2,102            1,205             100,000
3            4,965             2,848               2,040             100,000           3,239            2,431             100,000
4            6,788             3,766               3,048             100,000           4,416            3,698             100,000
5            8,703             4,658               4,030             100,000           5,634            5,006             100,000
6            10,713            5,524               4,986             100,000           6,896            6,357             100,000
7            12,824            6,364               5,915             100,000           8,202            7,754             100,000
8            15,040            7,176               6,817             100,000           9,556            9,197             100,000
9            17,367            7,961               7,692             100,000           10,958           10,689            100,000
10           19,810            8,718               8,718             100,000           12,412           12,412            100,000
11           22,376            9,447               9,447             100,000           13,919           13,919            100,000
12           25,069            10,147              10,147            100,000           15,482           15,482            100,000
13           27,898            10,817              10,817            100,000           17,104           17,104            100,000
14           30,868            11,457              11,457            100,000           18,788           18,788            100,000
15           33,986            12,026              12,026            100,000           20,499           20,499            100,000
16           37,261            12,508              12,508            100,000           22,224           22,224            100,000
17           40,699            12,895              12,895            100,000           23,962           23,962            100,000
18           44,309            13,180              13,180            100,000           25,709           25,709            100,000
19           48,099            13,367              13,367            100,000           27,477           27,477            100,000
20           52,079            13,474              13,474            100,000           29,288           29,288            100,000
21           56,258            13,455              13,455            100,000           31,108           31,108            100,000
22           60,646            13,309              13,309            100,000           32,942           32,942            100,000
23           65,253            13,019              13,019            100,000           34,785           34,785            100,000
24           70,091            12,570              12,570            100,000           36,633           36,633            100,000
25           75,170            11,941              11,941            100,000           38,481           38,481            100,000
26           80,504            11,112              11,112            100,000           40,325           40,325            100,000
27           86,104            10,063              10,063            100,000           42,162           42,162            100,000
28           91,984            8,765               8,765             100,000           43,990           43,990            100,000
29           98,158            7,187               7,187             100,000           45,802           45,802            100,000
30           104,641           5,284               5,284             100,000           47,593           47,593            100,000

                              12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN


                                      CASH
POLICY          CASH                  SURR                  DEATH
YEAR            VALUE                 VALUE                 BENEFIT
1               1,072                 175                   100,000
2               2,309                 1,412                 100,000
3               3,664                 2,856                 100,000
4               5,150                 4,432                 100,000
5               6,781                 6,153                 100,000
6               8,574                 8,035                 100,000
7               10,545                10,096                100,000
8               12,715                12,356                100,000
9               15,105                14,836                100,000
10              17,742                17,742                100,000
11              20,652                20,652                100,000
12              23,866                23,866                100,000
13              27,424                27,424                100,000
14              31,374                31,374                100,000
15              35,731                35,731                100,000
16              40,535                40,535                100,000
17              45,845                45,845                100,000
18              51,726                51,726                100,000
19              58,265                58,265                100,000
20              65,566                65,566                100,000
21              73,721                73,721                100,000
22              82,861                82,861                100,000
23              93,064                93,064                109,815
24              104,335               104,335               122,072
25              116,784               116,784               135,469
26              130,533               130,533               150,113
27              145,756               145,756               164,704
28              162,626               162,626               180,514
29              181,339               181,339               197,660
30              202,124               202,124               216,273

1.     No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10.00 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                 0% HYPOTHETICAL                                                                    6% HYPOTHETICAL
          GROSS INVESTMENT RETURN                                                            GROSS INVESTMENT RETURN

              PREMIUMS
              PAID PLUS                        CASH                                                    CASH
POLICY        INTEREST         CASH            SURR            DEATH              CASH                 SURR                DEATH
YEAR          AT 5%            VALUE           VALUE           BENEFIT            VALUE                VALUE               BENEFIT
1             1,575            934             36              100,000            1,003                105                 100,000
2             3,229            1,862           964             100,000            2,059                1,161               100,000
3             4,965            2,753           1,945           100,000            3,139                2,331               100,000
4             6,788            3,605           2,887           100,000            4,241                3,523               100,000
5             8,703            4,415           3,787           100,000            5,365                4,737               100,000
6             10,713           5,181           4,642           100,000            6,508                5,970               100,000
7             12,824           5,897           5,448           100,000            7,666                7,217               100,000
8             15,040           6,557           6,198           100,000            8,834                8,475               100,000
9             17,367           7,156           6,887           100,000            10,007               9,737               100,000
10            19,810           7,688           7,688           100,000            11,179               11,179              100,000
11            22,376           8,147           8,147           100,000            12,346               12,346              100,000
12            25,069           8,527           8,527           100,000            13,503               13,503              100,000
13            27,898           8,825           8,825           100,000            14,645               14,645              100,000
14            30,868           9,032           9,032           100,000            15,767               15,767              100,000
15            33,986           9,137           9,137           100,000            16,859               16,859              100,000
16            37,261           9,129           9,129           100,000            17,909               17,909              100,000
17            40,699           8,996           8,996           100,000            18,907               18,907              100,000
18            44,309           8,716           8,716           100,000            19,834               19,834              100,000
19            48,099           8,269           8,269           100,000            20,671               20,671              100,000
20            52,079           7,633           7,633           100,000            21,399               21,399              100,000
21            56,258           6,786           6,786           100,000            21,997               21,997              100,000
22            60,646           5,705           5,705           100,000            22,444               22,444              100,000
23            65,253           4,364           4,364           100,000            22,716               22,716              100,000
24            70,091           2,729           2,729           100,000            22,784               22,784              100,000
25            75,170           757             757             100,000            22,607               22,607              100,000
26            80,504           (*)             (*)             (*)                22,129               22,129              100,000
27            86,104           (*)             (*)             (*)                21,278               21,278              100,000
28            91,984           (*)             (*)             (*)                19,961               19,961              100,000
29            98,158           (*)             (*)             (*)                18,065               18,065              100,000
30            104,641          (*)             (*)             (*)                15,459               15,459              100,000

                               12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN

                                       CASH
POLICY      CASH                       SURR                       DEATH
YEAR        VALUE                      VALUE                      BENEFIT
1           1,072                      174                        100,000
2           2,265                      1,367                      100,000
3           3,558                      2,750                      100,000
4           4,961                      4,243                      100,000
5           6,484                      5,856                      100,000
6           8,137                      7,598                      100,000
7           9,929                      9,480                      100,000
8           11,871                     11,512                     100,000
9           13,976                     13,707                     100,000
10          16,258                     16,258                     100,000
11          18,734                     18,734                     100,000
12          21,424                     21,424                     100,000
13          24,353                     24,353                     100,000
14          27,554                     27,554                     100,000
15          31,059                     31,059                     100,000
16          34,907                     34,907                     100,000
17          39,141                     39,141                     100,000
18          43,808                     43,808                     100,000
19          48,967                     48,967                     100,000
20          54,693                     54,693                     100,000
21          61,075                     61,075                     100,000
22          68,226                     68,226                     100,000
23          76,282                     76,282                     100,000
24          85,412                     85,412                     100,000
25          95,635                     95,635                     110,936
26          106,895                    106,895                    122,929
27          119,342                    119,342                    134,857
28          133,119                    133,119                    147,762
29          148,390                    148,390                    161,745
30          165,355                    165,355                    176,930
--------------------------------------------------------------------------------

1.     No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                               0% HYPOTHETICAL                                                           6% HYPOTHETICAL
                             GROSS INVESTMENT RETURN                                                GROSS INVESTMENT RETURN

              PREMIUMS
              PAID PLUS                            CASH                                                 CASH
POLICY        INTEREST          CASH               SURR             DEATH            CASH               SURR            DEATH
YEAR          AT 5%             VALUE              VALUE            BENEFIT          VALUE              VALUE            BENEFIT
1             1,575             930                33               100,930          999                101             100,999
2             3,229             1,892              994              101,892          2,089              1,192           102,089
3             4,965             2,824              2,017            102,824          3,212              2,405           103,212
4             6,788             3,727              3,009            103,727          4,370              3,652           104,370
5             8,703             4,599              3,971            104,599          5,561              4,933           105,561
6             10,713            5,441              4,902            105,441          6,788              6,249           106,788
7             12,824            6,251              5,802            106,251          8,051              7,602           108,051
8             15,040            7,029              6,670            107,029          9,350              8,991           109,350
9             17,367            7,774              7,505            107,774          10,686             10,417          110,686
10            19,810            8,486              8,486            108,486          12,060             12,060          112,060
11            22,376            9,164              9,164            109,164          13,472             13,472          113,472
12            25,069            9,807              9,807            109,807          14,922             14,922          114,922
13            27,898            10,413             10,413           110,413          16,412             16,412          116,412
14            30,868            10,983             10,983           110,983          17,942             17,942          117,942
15            33,986            11,470             11,470           111,470          19,464             19,464          119,464
16            37,261            11,853             11,853           111,853          20,958             20,958          120,958
17            40,699            12,126             12,126           112,126          22,412             22,412          122,412
18            44,309            12,279             12,279           112,279          23,814             23,814          123,814
19            48,099            12,316             12,316           112,316          25,165             25,165          125,165
20            52,079            12,261             12,261           112,261          26,489             26,489          126,489
21            56,258            12,061             12,061           112,061          27,728             27,728          127,728
22            60,646            11,716             11,716           111,716          28,876             28,876          128,876
23            65,253            11,210             11,210           111,210          29,912             29,912          129,912
24            70,091            10,529             10,529           110,529          30,811             30,811          130,811
25            75,170            9,655              9,655            109,655          31,548             31,548          131,548
26            80,504            8,572              8,572            108,572          32,094             32,094          132,094
27            86,104            7,265              7,265            107,265          32,423             32,423          132,423
28            91,984            5,717              5,717            105,717          32,502             32,502          132,502
29            98,158            3,906              3,906            103,906          32,293             32,293          132,293
30            104,641           1,804              1,804            101,804          31,750             31,750          131,750


                                     12% HYPOTHETICAL
                                 GROSS INVESTMENT RETURN


                                          CASH
POLICY         CASH                       SURR                       DEATH
YEAR           VALUE                      VALUE                      BENEFIT
1              1,068                      170                        101,068
2              2,295                      1,397                      102,295
3              3,634                      2,826                      103,634
4              5,095                      4,377                      105,095
5              6,691                      6,063                      106,691
6              8,435                      7,897                      108,435
7              10,342                     9,893                      110,342
8              12,428                     12,069                     112,428
9              14,711                     14,442                     114,711
10             17,210                     17,210                     117,210
11             19,948                     19,948                     119,948
12             22,947                     22,947                     122,947
13             26,237                     26,237                     126,237
14             29,855                     29,855                     129,855
15             33,787                     33,787                     133,787
16             38,046                     38,046                     138,046
17             42,659                     42,659                     142,659
18             47,652                     47,652                     147,652
19             53,071                     53,071                     153,071
20             58,985                     58,985                     158,985
21             65,391                     65,391                     165,391
22             72,340                     72,340                     172,340
23             79,875                     79,875                     179,875
24             88,040                     88,040                     188,040
25             96,885                     96,885                     196,885
26             106,464                    106,464                    206,464
27             116,838                    116,838                    216,838
28             128,074                    128,074                    228,074
29             140,238                    140,238                    240,238
30             153,401                    153,401                    253,401
--------------------------------------------------------------------------------

1.     No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10.00 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                                 0% HYPOTHETICAL                                                 6% HYPOTHETICAL
                            GROSS INVESTMENT RETURN                                            GROSS INVESTMENT RETURN

              PREMIUMS
              PAID PLUS                         CASH                                                                       CASH
POLICY        INTEREST        CASH              SURR             DEATH           CASH                 SURR                 DEATH
YEAR          AT 5%           VALUE             VALUE            BENEFIT         VALUE                VALUE                BENEFIT
1             1,575           930               32               100,930         998                  101                 100,998
2             3,229           1,850             953              101,850         2,046                1,148               102,046
3             4,965           2,729             1,921            102,729         3,111                2,304               103,111
4             6,788           3,564             2,846            103,564         4,193                3,475               104,193
5             8,703           4,353             3,725            104,353         5,288                4,660               105,288
6             10,713          5,091             4,553            105,091         6,392                5,853               106,392
7             12,824          5,773             5,324            105,773         7,499                7,051               107,499
8             15,040          6,393             6,034            106,393         8,603                8,244               108,603
9             17,367          6,943             6,674            106,943         9,695                9,425               109,695
10            19,810          7,417             7,417            107,417         10,766               10,766              110,766
11            22,376          7,808             7,808            107,808         11,808               11,808              111,808
12            25,069          8,110             8,110            108,110         12,812               12,812              112,812
13            27,898          8,320             8,320            108,320         13,771               13,771              113,771
14            30,868          8,427             8,427            108,427         14,672               14,672              114,672
15            33,986          8,421             8,421            108,421         15,501               15,501              115,501
16            37,261          8,292             8,292            108,292         16,240               16,240              116,240
17            40,699          8,024             8,024            108,024         16,870               16,870              116,870
18            44,309          7,600             7,600            107,600         17,364               17,364              117,364
19            48,099          6,999             6,999            106,999         17,693               17,693              117,693
20            52,079          6,203             6,203            106,203         17,830               17,830              117,830
21            56,258          5,195             5,195            105,195         17,743               17,743              117,743
22            60,646          3,959             3,959            103,959         17,404               17,404              117,404
23            65,253          2,480             2,480            102,480         16,783               16,783              116,783
24            70,091          737               737              100,737         15,841               15,841              115,841
25            75,170          (*)               (*)              (*)             14,532               14,532              114,532
26            80,504          (*)               (*)              (*)             12,796               12,796              112,796
27            86,104          (*)               (*)              (*)             10,557               10,557              110,557
28            91,984          (*)               (*)              (*)             7,728                7,728               107,728
29            98,158          (*)               (*)              (*)             4,212                4,212               104,212
30            104,641         (*)               (*)              (*)             (*)                  (*)                 (*)

                           12% HYPOTHETICAL
                      GROSS INVESTMENT RETURN


                         CASH
POLICY                   CASH                       SURR                       DEATH
YEAR                     VALUE                      VALUE                      BENEFIT
1                        1,067                      170                        101,067
2                        2,250                      1,353                      102,250
3                        3,527                      2,719                      103,527
4                        4,904                      4,186                      104,904
5                        6,388                      5,760                      106,388
6                        7,987                      7,449                      107,987
7                        9,706                      9,257                      109,706
8                        11,550                     11,191                     111,550
9                        13,523                     13,254                     113,523
10                       15,632                     15,632                     115,632
11                       17,884                     17,884                     117,884
12                       20,284                     20,284                     120,284
13                       22,845                     22,845                     122,845
14                       25,572                     25,572                     125,572
15                       28,478                     28,478                     128,478
16                       31,569                     31,569                     131,569
17                       34,850                     34,850                     134,850
18                       38,320                     38,320                     138,320
19                       41,975                     41,975                     141,975
20                       45,816                     45,816                     145,816
21                       49,840                     49,840                     149,840
22                       54,048                     54,048                     154,048
23                       58,442                     58,442                     158,442
24                       63,016                     63,016                     163,016
25                       67,757                     67,757                     167,757
26                       72,639                     72,639                     172,639
27                       77,621                     77,621                     177,621
28                       82,647                     82,647                     182,647
29                       87,651                     87,651                     187,651
30                       92,572                     92,572                     192,572
--------------------------------------------------------------------------------

1.     No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                                 0% HYPOTHETICAL                                                   6% HYPOTHETICAL
                              GROSS INVESTMENT RETURN                                            GROSS INVESTMENT RETURN

              PREMIUMS
              PAID PLUS                          CASH                                                    CASH
POLICY        INTEREST         CASH              SURR           DEATH               CASH                 SURR               DEATH
YEAR          AT 5%            VALUE             VALUE          BENEFIT             VALUE                VALUE              BENEFIT
1             2,625            1,409             246            100,000             1,519                357                100,000
2             5,381            2,852             1,690          100,000             3,165                2,002              100,000
3             8,275            4,271             3,225          100,000             4,883                3,837              100,000
4             11,314           5,666             4,736          100,000             6,678                5,748              100,000
5             14,505           7,036             6,222          100,000             8,553                7,740              100,000
6             17,855           8,382             7,685          100,000             10,515               9,818              100,000
7             21,373           9,704             9,123          100,000             12,568               11,987             100,000
8             25,066           11,003            10,538         100,000             14,718               14,253             100,000
9             28,945           12,278            11,929         100,000             16,971               16,622             100,000
10            33,017           13,529            13,529         100,000             19,334               19,334             100,000
11            37,293           14,758            14,758         100,000             21,813               21,813             100,000
12            41,782           15,810            15,810         100,000             24,272               24,272             100,000
13            46,497           16,706            16,706         100,000             26,740               26,740             100,000
14            51,446           17,465            17,465         100,000             29,246               29,246             100,000
15            56,644           18,075            18,075         100,000             31,786               31,786             100,000
16            62,101           18,441            18,441         100,000             34,292               34,292             100,000
17            67,831           18,562            18,562         100,000             36,777               36,777             100,000
18            73,848           18,409            18,409         100,000             39,234               39,234             100,000
19            80,165           17,976            17,976         100,000             41,676               41,676             100,000
20            86,798           17,269            17,269         100,000             44,131               44,131             100,000
21            93,763           16,232            16,232         100,000             46,586               46,586             100,000
22            101,076          14,811            14,811         100,000             49,036               49,036             100,000
23            108,755          12,939            12,939         100,000             51,477               51,477             100,000
24            116,818          10,538            10,538         100,000             53,908               53,908             100,000
25            125,284          7,512             7,512          100,000             56,331               56,331             100,000
26            134,173          3,781             3,781          100,000             58,766               58,766             100,000
27            143,506          (*)               (*)            (*)                 61,227               61,227             100,000
28            153,307          (*)               (*)            (*)                 63,732               63,732             100,000
29            163,597          (*)               (*)            (*)                 66,301               66,301             100,000
30            174,402          (*)               (*)            (*)                 68,958               68,958             100,000

                       12% HYPOTHETICAL
                  GROSS INVESTMENT RETURN


                                             CASH
POLICY            CASH                       SURR                       DEATH
YEAR              VALUE                      VALUE                      BENEFIT
1                 1,630                      467                        100,000
2                 3,492                      2,329                      100,000
3                 5,548                      4,502                      100,000
4                 7,823                      6,893                      100,000
5                 10,341                     9,527                      100,000
6                 13,132                     12,435                     100,000
7                 16,228                     15,647                     100,000
8                 19,666                     19,201                     100,000
9                 23,487                     23,138                     100,000
10                27,741                     27,741                     100,000
11                32,492                     32,492                     100,000
12                37,675                     37,675                     100,000
13                43,380                     43,380                     100,000
14                49,705                     49,705                     100,000
15                56,743                     56,743                     100,000
16                64,565                     64,565                     100,000
17                73,327                     73,327                     100,000
18                83,206                     83,206                     100,000
19                94,422                     94,422                     102,920
20                106,964                    106,964                    114,452
21                120,906                    120,906                    126,951
22                136,314                    136,314                    143,130
23                153,337                    153,337                    161,004
24                172,134                    172,134                    180,740
25                192,877                    192,877                    202,521
26                215,759                    215,759                    226,547
27                240,987                    240,987                    253,037
28                268,798                    268,798                    282,238
29                299,478                    299,478                    314,452
30                333,301                    333,301                    349,966

--------------------------------------------------------------------------------

1.     No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10.00 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                                   0% HYPOTHETICAL                                                        6% HYPOTHETICAL
                                GROSS INVESTMENT RETURN                                                GROSS INVESTMENT RETURN

             PREMIUMS
             PAID PLUS                              CASH                                                  CASH
POLICY       INTEREST            CASH               SURR            DEATH                CASH             SURR           DEATH
YEAR         AT 5%               VALUE              VALUE           BENEFIT              VALUE            VALUE           BENEFIT
1            2,625              1,397               235             100,000              1,507            345            100,000
2            5,381              2,737               1,574           100,000              3,045            1,883          100,000
3            8,275              3,986               2,940           100,000              4,582            3,535          100,000
4            11,314             5,139               4,209           100,000              6,110            5,180          100,000
5            14,505             6,185               5,372           100,000              7,622            6,808          100,000
6            17,855             7,116               6,419           100,000              9,107            8,409          100,000
7            21,373             7,920               7,339           100,000              10,554           9,973          100,000
8            25,066             8,579               8,114           100,000              11,945           11,480         100,000
9            28,945             9,077               8,728           100,000              13,263           12,914         100,000
10           33,017             9,395               9,395           100,000              14,489           14,489         100,000
11           37,293             9,515               9,515           100,000              15,605           15,605         100,000
12           41,782             9,420               9,420           100,000              16,593           16,593         100,000
13           46,497             9,089               9,089           100,000              17,432           17,432         100,000
14           51,446             8,497               8,497           100,000              18,097           18,097         100,000
15           56,644             7,606               7,606           100,000              18,550           18,550         100,000
16           62,101             6,366               6,366           100,000              18,743           18,743         100,000
17           67,831             4,709               4,709           100,000              18,611           18,611         100,000
18           73,848             2,548               2,548           100,000              18,068           18,068         100,000
19           80,165             (*)                 (*)             (*)                  17,014           17,014         100,000
20           86,798             (*)                 (*)             (*)                  15,337           15,337         100,000
21           93,763             (*)                 (*)             (*)                  12,908           12,908         100,000
22           101,076            (*)                 (*)             (*)                  9,572            9,572          100,000
23           108,755            (*)                 (*)             (*)                  5,133            5,133          100,000
24           116,818            (*)                 (*)             (*)                  (*)              (*)            (*)
25           125,284            (*)                 (*)             (*)                  (*)              (*)            (*)
26           134,173            (*)                 (*)             (*)                  (*)              (*)            (*)
27           143,506            (*)                 (*)             (*)                  (*)              (*)            (*)
28           153,307            (*)                 (*)             (*)                  (*)              (*)            (*)
29           163,597            (*)                 (*)             (*)                  (*)              (*)            (*)
30           174,402            (*)                 (*)             (*)                  (*)              (*)            (*)


                                    12% HYPOTHETICAL
                                 GROSS INVESTMENT RETURN


                                        CASH
POLICY           CASH                  SURR                       DEATH
YEAR             VALUE                 VALUE                      BENEFIT
1                1,618                 455                        100,000
2                3,368                 2,205                      100,000
3                5,231                 4,184                      100,000
4                7,214                 6,284                      100,000
5                9,324                 8,510                      100,000
6                11,568                10,870                     100,000
7                13,956                13,375                     100,000
8                16,493                16,028                     100,000
9                19,188                18,839                     100,000
10               22,053                22,053                     100,000
11               25,109                25,109                     100,000
12               28,387                28,387                     100,000
13               31,925                31,925                     100,000
14               35,761                35,761                     100,000
15               39,941                39,941                     100,000
16               44,518                44,518                     100,000
17               49,558                49,558                     100,000
18               55,145                55,145                     100,000
19               61,395                61,395                     100,000
20               68,473                68,473                     100,000
21               76,601                76,601                     100,000
22               86,075                86,075                     100,000
23               97,279                97,279                     102,143
24               109,889               109,889                    115,383
25               123,768               123,768                    129,957
26               139,031               139,031                    145,982
27               155,796               155,796                    163,586
28               174,189               174,189                    182,899
29               194,340               194,340                    204,057
30               216,385               216,385                    227,204
--------------------------------------------------------------------------------

1.     No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                                     0% HYPOTHETICAL                                                  6% HYPOTHETICAL
                               GROSS INVESTMENT RETURN                                           GROSS INVESTMENT RETURN

             PREMIUMS
             PAID PLUS                           CASH                                                  CASH
POLICY       INTEREST              CASH          SURR            DEATH              CASH               SURR               DEATH
YEAR         AT 5%                 VALUE         VALUE           BENEFIT            VALUE              VALUE               BENEFIT
1            2,625             1,393             231             101,393            1,503              340                101,503
2            5,381             2,810             1,647           102,810            3,117              1,955              103,117
3            8,275             4,189             3,143           104,189            4,788              3,741              104,788
4            11,314            5,531             4,601           105,531            6,515              5,585              106,515
5            14,505            6,836             6,022           106,836            8,303              7,489              108,303
6            17,855            8,103             7,406           108,103            10,152             9,455              110,152
7            21,373            9,333             8,752           109,333            12,066             11,485             112,066
8            25,066            10,526            10,061          110,526            14,047             13,582             114,047
9            28,945            11,682            11,333          111,682            16,097             15,748             116,097
10           33,017            12,800            12,800          112,800            18,220             18,220             118,220
11           37,293            13,880            13,880          113,880            20,417             20,417             120,417
12           41,782            14,740            14,740          114,740            22,504             22,504             122,504
13           46,497            15,402            15,402          115,402            24,495             24,495             124,495
14           51,446            15,887            15,887          115,887            26,410             26,410             126,410
15           56,644            16,180            16,180          116,180            28,229             28,229             128,229
16           62,101            16,164            16,164          116,164            29,823             29,823             129,823
17           67,831            15,844            15,844          115,844            31,182             31,182             131,182
18           73,848            15,186            15,186          115,186            32,257             32,257             132,257
19           80,165            14,197            14,197          114,197            33,034             33,034             133,034
20           86,798            12,896            12,896          112,896            33,515             33,515             133,515
21           93,763            11,233            11,233          111,233            33,629             33,629             133,629
22           101,076           9,169             9,169           109,169            33,313             33,313             133,313
23           108,755           6,658             6,658           106,658            32,493             32,493             132,493
24           116,818           3,656             3,656           103,656            31,092             31,092             131,092
25           125,284           115               115             100,115            29,026             29,026             129,026
26           134,173           (*)               (*)             (*)                26,244             26,244             126,244
27           143,506           (*)               (*)             (*)                22,664             22,664             122,664
28           153,307           (*)               (*)             (*)                18,204             18,204             118,204
29           163,597           (*)               (*)             (*)                12,762             12,762             112,762
30           174,402           (*)               (*)             (*)                6,207              6,207              106,207

                           12% HYPOTHETICAL
                         GROSS INVESTMENT RETURN


                                            CASH
POLICY           CASH                       SURR                       DEATH
YEAR             VALUE                      VALUE                      BENEFIT
1                1,613                      450                        101,613
2                3,439                      2,277                      103,439
3                5,439                      4,393                      105,439
4                7,630                      6,700                      107,630
5                10,031                     9,217                      110,031
6                12,664                     11,967                     112,664
7                15,554                     14,973                     115,554
8                18,727                     18,262                     118,727
9                22,213                     21,864                     122,213
10               26,045                     26,045                     126,045
11               30,272                     30,272                     130,272
12               34,740                     34,740                     134,740
13               39,497                     39,497                     139,497
14               44,595                     44,595                     144,595
15               50,053                     50,053                     150,053
16               55,783                     55,783                     155,783
17               61,816                     61,816                     161,816
18               68,146                     68,146                     168,146
19               74,806                     74,806                     174,806
20               81,850                     81,850                     181,850
21               89,262                     89,262                     189,262
22               97,036                     97,036                     197,036
23               105,158                    105,158                    205,158
24               113,612                    113,612                    213,612
25               122,378                    122,378                    222,378
26               131,472                    131,472                    231,472
27               140,881                    140,881                    240,881
28               150,590                    150,590                    250,590
29               160,562                    160,562                    260,562
30               170,740                    170,740                    270,740
--------------------------------------------------------------------------------

1.     No policy loans and no partial withdrawals have been made.

2. Current values reflect current cost of insurance charges and a monthly $10.00 administrative expense charge for the first policy year and $5 thereafter. Current values reflect a 6% of premium charge on all premiums up to the target premium and 4% on premiums in excess of target for any single policy year.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                                    0% HYPOTHETICAL                                                   6% HYPOTHETICAL
                                GROSS INVESTMENT RETURN                                           GROSS INVESTMENT RETURN

              PREMIUMS
              PAID PLUS                          CASH                                                     CASH
POLICY        INTEREST           CASH            SURR             DEATH                CASH               SURR              DEATH
YEAR          AT 5%              VALUE           VALUE            BENEFIT              VALUE              VALUE             BENEFIT
1             2,625              1,382           219              101,382              1,491              328               101,491
2             5,381              2,692           1,529            102,692              2,995              1,833             102,995
3             8,275              3,897           2,850            103,897              4,478              3,432             104,478
4             11,314             4,987           4,057            104,987              5,928              4,998             105,928
5             14,505             5,953           5,139            105,953              7,331              6,517             107,331
6             17,855             6,781           6,084            106,781              8,671              7,973             108,671
7             21,373             7,461           6,880            107,461              9,930              9,349             109,930
8             25,066             7,972           7,507            107,972              11,083             10,618            111,083
9             28,945             8,295           7,946            108,295              12,102             11,753            112,102
10            33,017             8,411           8,411            108,411              12,960             12,960            112,960
11            37,293             8,305           8,305            108,305              13,630             13,630            113,630
12            41,782             7,959           7,959            107,959              14,082             14,082            114,082
13            46,497             7,358           7,358            107,358              14,289             14,289            114,289
14            51,446             6,483           6,483            106,483              14,214             14,214            114,214
15            56,644             5,306           5,306            105,306              13,813             13,813            113,813
16            62,101             3,789           3,789            103,789              13,027             13,027            113,027
17            67,831             1,883           1,883            101,883              11,784             11,784            111,784
18            73,848             (*)             (*)              (*)                  9,996              9,996             109,996
19            80,165             (*)             (*)              (*)                  7,570              7,570             107,570
20            86,798             (*)             (*)              (*)                  4,420              4,420             104,420
21            93,763             (*)             (*)              (*)                  464                464               100,464
22            101,076            (*)             (*)              (*)                  (*)                (*)               (*)
23            108,755            (*)             (*)              (*)                  (*)                (*)               (*)
24            116,818            (*)             (*)              (*)                  (*)                (*)               (*)
25            125,284            (*)             (*)              (*)                  (*)                (*)               (*)
26            134,173            (*)             (*)              (*)                  (*)                (*)               (*)
27            143,506            (*)             (*)              (*)                  (*)                (*)               (*)
28            153,307            (*)             (*)              (*)                  (*)                (*)               (*)
29            163,597            (*)             (*)              (*)                  (*)                (*)               (*)
30            174,402            (*)             (*)              (*)                  (*)                (*)               (*)
                  12% HYPOTHETICAL
                GROSS INVESTMENT RETURN


                                              CASH
POLICY             CASH                       SURR                       DEATH
YEAR               VALUE                      VALUE                      BENEFIT
1                  1,600                      438                        101,600
2                  3,313                      2,150                      103,313
3                  5,112                      4,065                      105,112
4                  6,996                      6,066                      106,996
5                  8,962                      8,148                      108,962
6                  11,004                     10,306                     111,004
7                  13,114                     12,533                     113,114
8                  15,279                     14,814                     115,279
9                  17,479                     17,131                     117,479
10                 19,698                     19,698                     119,698
11                 21,916                     21,916                     121,916
12                 24,114                     24,114                     124,114
13                 26,274                     26,274                     126,274
14                 28,371                     28,371                     128,371
15                 30,364                     30,364                     130,364
16                 32,196                     32,196                     132,196
17                 33,796                     33,796                     133,796
18                 35,068                     35,068                     135,068
19                 35,908                     35,908                     135,908
20                 36,209                     36,209                     136,209
21                 35,865                     35,865                     135,865
22                 34,762                     34,762                     134,762
23                 32,781                     32,781                     132,781
24                 29,782                     29,782                     129,782
25                 25,585                     25,585                     125,585
26                 19,965                     19,965                     119,965
27                 12,651                     12,651                     112,651
28                 3,315                      3,315                      103,315
29                 (*)                        (*)                        (*)
30                 (*)                        (*)                        (*)
--------------------------------------------------------------------------------

1.     No policy loans and no partial withdrawals have been made.

2. Guaranteed values reflect guaranteed cost of insurance charges and a monthly $10 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.

3. Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will lapse without value.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

APPENDIX D:  DISTRIBUTION OF THE POLICIES



The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the General Distributor, Nationwide Advisory Services, Inc. NAS acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates. NAS is a wholly owned subsidiary of Nationwide.

:

-------------------------------------------------------------  -------------------------------------------------------
    -      Nationwide Multi-Flex Variable Account                   -      Nationwide Variable Account-5
-------------------------------------------------------------  -------------------------------------------------------
    -      Nationwide DC Variable Account                           -      Nationwide Variable Account-6
-------------------------------------------------------------  -------------------------------------------------------
    -      Nationwide DCVA-II                                       -      Nationwide Variable Account-8
-------------------------------------------------------------  -------------------------------------------------------
    -      Nationwide Variable Account-II                           -      Nationwide Variable Account-9
-------------------------------------------------------------  -------------------------------------------------------
    -      NACo Variable Account                                    -      Nationwide VA Separate Account-A
-------------------------------------------------------------  -------------------------------------------------------
    -      Nationwide Variable Account                              -      Nationwide VA Separate Account-B
-------------------------------------------------------------  -------------------------------------------------------
    -      Nationwide VL Separate Account -B                        -      Nationwide VA Separate Account-C
-------------------------------------------------------------  -------------------------------------------------------
    -      Nationwide VL Separate Account-C                         -      Nationwide VL Separate Account-A
-------------------------------------------------------------  -------------------------------------------------------
    -      Nationwide VL Separate Account-D
-------------------------------------------------------------  -------------------------------------------------------
    -      Nationwide VLI Separate Account-3
-------------------------------------------------------------  -------------------------------------------------------
    -      Nationwide VLI Separate Account-4
-------------------------------------------------------------  -------------------------------------------------------


NAS also acts as principal underwriter for the following open-end management investment companies:

  -        Nationwide Investing Foundation;
  -        Nationwide Separate Account Trust;
  -        Financial Horizons Investment Trust;
  -        Nationwide Investing Foundation II;
  -        Nationwide Investing Foundation III; and
  -        Nationwide Asset Allocation Trust.



Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by the General Distributor will not exceed 90% of the target premium plus 3% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 3% of actual premium payment, and will not exceed 2% in policy years 11 and thereafter.

APPENDIX E:  ADDITIONAL INFORMATION ABOUT NATIONWIDE



The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Variable Account-8, Nationwide Variable Account-9, MFS Variable Account, Nationwide Multi-Flex Variable Account, Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account, Nationwide DC Variable Account and the Nationwide DCVA-II, each of which is a registered investment company, and each of which is a separate investment account of Nationwide.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company. Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise. The companies listed above have substantially common boards of directors and officers. Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of Nationwide Life and Annuity Insurance Company. Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide Insurance Enterprise. Messrs. McFerson, Gasper, Woodward, Fuellgraf and Weihl and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with the Nationwide Insurance Enterprise.


DIRECTORS OF NATIONWIDE
-------------------------------------------------------------------------------------------------------------------------------
DIRECTORS OF THE DEPOSITOR                       POSITIONS AND OFFICES              PRINCIPAL OCCUPATION
NAME AND PRINCIPAL BUSINESS ADDRESS                 WITH DEPOSITOR

Lewis J. Alphin                                        Director                     Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365

W. I. Bell                                             Director                     Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701

Keith W. Eckel                                         Director                     Partner, Fred W. Eckel Sons; President,
1647 Falls Road
Clarks Summit, PA 18411                                                             Eckel Farms, Inc. (1)

Willard J. Engel                                       Director                     Retired General Manager, Lyon County
301 East Marshall Street                                                            Co-operative Oil Company (1)
Marshall, MN 44691

Fred C. Finney                                         Director                     Owner and Operator, Moreland Fruit Farm;
1558 West Moreland Road                                                             Operator, Melrose Orchard (1)
Wooster, OH 44691

Charles L. Fuellgraf, Jr.                              Director                     Chief Executive Officer, Fuellgraf
600 South Washington Street                                                         Electric Company (1)
Butler, PA 16001

Joseph J. Gasper                                  President and Chief               President and Chief Operating Officer,
One Nationwide Plaza                              Operating Officer and             Nationwide Life Insurance Company and
Columbus, OH 43215                                Director                          Nationwide Life Insurance Company (2)

Dimon R. McFerson                                 Chairman and Chief Executive      Chairman and Chief Executive
One Nationwide Plaza                              Officer-Nationwide Insurance      Officer-Nationwide Insurance
Columbus, OH 43215                                Enterprise and Director           Enterprise (2)

David O. Miller                                   Chairman of the Board             President, Owen Potato Farm, Inc.;
115 Sprague Drive                                 and Director                      Partner, M&M Enterprises (1)
Hebron, OH 43025

Yvonne L. Montgomery                                   Director                     Senior Vice President-General Manager
Suite 1600                                                                          Southern Customer Operations for U.S.
2859 Paces Ferry Road                                                               Customer Operations, Xerox
Atlanta, GA 30339                                                                   Corporation (2)

James F. Patterson                                     Director                     Vice President, Pattersons, Inc.;
8765 Mulberry Road                                                                  President, Patterson Farms, Inc. (1)
Chesterland, OH 44026

Arden L. Shisler                                       Director                     President and Chief Executive Officer,
1356 North Wenger Road                                                              K&B Transport, Inc. (1)
Dalton, OH 44618
-------------------------------------------------------------------------------------------------------------------------------

DIRECTORS OF NATIONWIDE (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
Robert L. Stewart                                      Director                     Owner and Operator Sunnydale Farms and
88740 Fairview Road                                                                 Mining (1)
Jewett, OH 43986

Nancy C. Thomas                                        Director                     Farm Owner and Operator, Da-Ma-Lor Farms (1)
10835 Georgetown Street NE
Louisville, OH 44641

Harold W. Weihl                                        Director                     Farm Owner and Operator, Weihl Farms (1)
14282 King Road
Bowling Green, OH 43402
-------------------------------------------------------------------------------------------------------------------------------

1.   Principal Occupation for last 5 years

2. Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of the Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, Shisler and Fuellgraf are directors of Nationwide Financial Services, Inc. Messrs. Fuellgraf, McFerson, Ms. Thomas and Mr. Weihl are trustees of Nationwide Investing Foundation, and Nationwide Investing Foundation III, registered investment companies. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Investing Foundation II, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF NATIONWIDE
----------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                 OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS

Robert A. Oakley                          Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                   Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

Harvey S. Galloway, Jr.                   Senior Vice President and Chief Actuary, Health and Annuities
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                          Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS OF NATIONWIDE (CONTINUED)
----------------------------------------------------------------------------------------------------------
Susan A. Wolken                           Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215

Matthew S. Easley                         Vice President-Life Marketing and Administrative Services
One Nationwide Plaza
Columbus, OH 43215

Timothy E. Murphy                         Vice President-Strategic Marketing
One Nationwide Plaza
Columbus, OH 43215

R. Dennis Noice                           Vice President Retail Operations
One Nationwide Plaza
Columbus, OH 43215

Joseph P. Rath                            Vice President-Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

PART II - OTHER INFORMATION

CONTENTS OF REGISTRATION STATEMENT

This POST-EFFECTIVE AMENDMENT to Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 90 pages.

Representations and Undertakings.

The Signatures.

Accountants' Consent

The following exhibits required by Forms N-8B-2 and S-6:


1.  Power of Attorney dated MAY 22, 1998.                Attached hereto.

2.  Resolution of the Depositor's Board of Directors     Filed  previously in connection with Securities and
    authorizing the establishment of the Registrant,     Exchange Commission File No. 333-31725 and is hereby
    adopted                                              incorporated by reference.


3. Distribution Contracts                                Filed previously in connection with Securities and
                                                         Exchange Commission File No.333-27133 and is hereby
                                                         incorporated by reference.

4. Form of Security                                      Filed previously in connection with Securities and
                                                         Exchange Commission File No. 333-31725 and is hereby
                                                         incorporated by reference.

5. Articles of Incorporation of Depositor                Filed previously in connection with Securities and
                                                         Exchange Commission File No. 333-27133 and is hereby
                                                         incorporated by reference.

6. Application form of Security                          Filed previously in connection with Securities and
                                                         Exchange Commission File No. 333-31725 and is hereby
                                                         incorporated by reference.

7. Opinion of Counsel                                    Filed previously in connection with Securities and
                                                         Exchange Commission File No. 333-31725 and is hereby
                                                         incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus. The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the policies. The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.



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


                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company:




We consent to the use of our report included herein and to the reference to our firm under the heading "Experts" in the Prospectus.



                                                           KPMG Peat Marwick LLP


Columbus, Ohio
April 24, 1998


















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


SIGNATURES As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account-4, has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 18th day of January, 1999.
--------------


                                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                                        ---------------------------------
                                                  (Registrant)
(Seal)                                  NATIONWIDE INSURANCE COMPANY
Attest:                                 ----------------------------------
                                            (Depositor)

by /s/ GLENN W. SODEN                   By: /s/ JOSEPH P. RATH
   ---------------------                   -------------------------------
Glenn W. Soden                                  Joseph P. Rath. -
Assistant Secretary                     Vice President - Product and Market
                                        Compliance

Pursuant to the requirements of the Securities Act of 1933, this POST-EFFECTIVE AMENDMENT has been signed below by the following persons in the capacities indicated on the 18th day of JANUARY, 1999.

             SIGNATURE                       TITLE

LEWIS J. ALPHIN                             Director
---------------------------
Lewis J. Alphin

A. I. BELL                                  Director
---------------------------
A. I. Bell

KEITH W. ECKEL                              Director
---------------------------
Keith W. Eckel

WILLARD J. ENGEL                            Director
---------------------------
Willard J. Engel

FRED C. FINNEY                              Director
---------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                   Director
---------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                      President and Chief
---------------------------       Operating Office and Director
Joseph J. Gasper

DIMON R. McFERSON              Chairman and Chief Executive Officer
--------------------------- Nationwide Insurance Enterprise and Director Dimon R. McFerson

DAVID O. MILLER                Chairman of the Board and Director
---------------------------
David O. Miller

YVONNE L. MONTGOMERY                        Director
---------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                    Executive Vice President-
---------------------------          Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                          Director     By /s/ JOSEPH P. RATH
---------------------------                              -----------------------
James F. Patterson                                              Joseph P. Rath
                                                                Attorney-in-Fact
ARDEN L. SHISLER                            Director
---------------------------
Arden L. Shisler

ROBERT L. STEWART                           Director
---------------------------
Robert L. Stewart

NANCY C. THOMAS                             Director
---------------------------
Nancy C. Thomas

HAROLD W. WEIHL                             Director
---------------------------
Harold W. Weihl




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